[LOGO]   Federated Investors
Since 1955

Federated Capital
Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

20th Annual Report
October 31, 1996

Established 1977

Equity

President's Message

Dear Fellow  Shareholder:

Federated Capital Appreciation Fund, formerly, Federated Exchange Fund, Ltd. was created in 1977, and I am pleased to present the 20th Annual Report for the fund.

This report covers the 10-month period from January 1, 1995, to October 31, 1996. The report begins with a discussion with Peter R. Anderson, Senior Vice President, Federated Management. Following his discussion are graphs depicting the fund's long-term investment performance, a complete list of the fund's highly diversified stock holdings, and the fund's financial statements.

The fund's portfolio of high-quality common stocks issued by mid- to large-capitalization companies includes household names such as Intel, Nike, and Sears that performed very well in the continued favorable stock market environment.
The fund's strong total return performance reflects a more flexible investment policy and greater focus on capital appreciation that was approved by a shareholder vote in December 1995. Class A Shares total return for the 12-month period and Class B Shares and Class C Shares total return for the 10-month period, which reflect a net asset value increase, income dividends, and realized gain, is shown below for each share class.* Please note that Class B and C shares were added to the fund on January 4, 1996.

                 NAV Increase        Income  Capital Gains  Total Return
Class A Shares $89.12 to $97.01=9% $0.16       $2.00          20.14%
Class B Shares $88.22 to $96.70=10%     $0.01         $2.00          12.00%
Class C Shares $88.22 to $96.76=10%     $0.01         $2.00          12.05%

Thank you for entrusting a portion of your wealth to Federated Capital Appreciation Fund. We encourage you to consider reinvesting your dividends and capital gains automatically in additional shares. It's a convenient way to increase your opportunity to participate in the growth and earnings of quality American companies.

As always, we welcome your comments and suggestions.

Sincerely,


Glen R. Johnson
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for the period for Class A Shares was 13.53%. The total returns based on the payment of the contingent deferred sales charge for the fund's Class B and Class C Shares, since inception on January 4, 1996 through October 31, 1996, were 6.38% and 11.03%, respectively.

Investment Review

[PHOTO APPEARS HERE]
Peter R. Anderson
Senior Vice President
Federated Management

Q   From November 1, 1995, through October 31, 1996, the strong stock market paused briefly in the summer months, then pressed on, and still managed to reach new highs in October. What is your review of the period?

A    For the 12 months ended October 31, 1996, the S&P 500+ had a total return of 24.10% continuing the market strength that began in late 1994. The market did correct about 9% in the May-July period, but came roaring back as strong second quarter earnings were reported and investors sharply increased their purchases of equity mutual funds. Also, long-term interest rates declined during the July-October period supporting an upward revaluation of equities. Part of the market's strength in October was due to the probable outcome of the election. With no one party controlling both the White House and Congress, federal spending and inflation should remain constrained.

Q    How did Federated Capital Appreciation Fund perform for its shareholders?

A     For the 12-month period, the fund's Class A  Shares produced a total return of 20.14%. The fund's Class B and C Shares, which were established on January 4, 1996, delivered total returns of 12.00% and 12.05%, respectively, through October 31, 1996. This performance is based on net asset value and includes capital appreciation, income dividends, and capital gains.*

The fund has continued to show solid long-term results. For example, annualized total returns based on net asset value for Class A Shares for the 5-year, 10-year, and since inception (January 1, 1977) periods ending October 31, 1996, were 15.17%, 12.20%, and 13.99%, respectively.**

+ The S&P 500 is an unmanaged index comprised of stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period on offering price or the payment of the contingent deferred sales charge for Class A, B, and C Shares were 13.53%, 6.38% and 11.03%, respectively.

** Total returns based on offering price or the payment of the contingent deferred sales charge for 5-year, 10-year, and since inception (1/1/77) periods ended 10/31/96 were 13.88%, 11.56% and 13.67%, respectively.


Q    Did you make any significant changes to the fund's sector weightings during the period?

A   Yes. We seek the most attractive stocks from our value and growth disciplines, including both large-cap and mid-cap stocks. Using this flexible approach, we hope to provide attractive total return over time. Our analysts are actively involved in this portfolio management process. During the third quarter, we repositioned the fund to reduce overweights in the Finance and Technology sectors, and increased exposure in Utilities, Energy, and Consumer Non-Durables. At the end of the third quarter, there were no major sector overweights or underweights in the fund versus the S&P 500's 12 industry sectors.

While we still like the Technology theme long term, a number of the technology companies are experiencing earnings disappointments or appear overvalued. The increase in our Utility holdings was primarily driven by attractive valuation as utility stocks had underperformed the broad market over the past nine months.

Q   What stocks have you been buying and selling?

A   Recent noteworthy transactions reflect the repositioning of the fund during the third quarter to reduce exposure in Technology and Finance, and increase Utilities, Energy and Consumer Non-Durables holdings. Within the Technology sector, we have positioned the portfolio in the leading companies with high value-added products such as Intel and Xilinx. Selected changes in the Health Care sector reflect a buying opportunity in quality stocks such as United Healthcare, the largest HMO, and Columbia/HCA, the number one hospital
management company.   In Utilities, we have added some strong, high-quality
names such as FPL Group and GTE, both of which have provided attractive dividend yields.

Q   What were the fund's top 10 holdings as of October 31, 1996, and how is the fund diversified by industry?


A   The top 10 holdings and sector weightings were as follows:

Name                                % of Portfolio
Bristol-Myers Squibb Co.                3.0%
Avon Products, Inc.                     2.8%
Union Pacific Resources Group, Inc.     2.7%
Citicorp                                2.6%
Textron, Inc.                           2.1%
Nike, Inc.                              2.0%
Sears, Roebuck & Co.                    2.0%
Enron Corp.                             2.0%
Travelers Group, Inc.                   1.9%
Electronic Data Systems Corp.           1.9%
--------------------------------------------
Total % of portfolio                   23.0%


Sector Weightings
Asset Class                         % of Portfolio S&P 500
Sector Weighting Finance               14.7%    14.8%
Technology                             13.4%    13.9%
Consumer Non-Durables                  9.8%     12.0%
Utilities                             10.5%     10.5%
Health Care                            9.3%     10.5%
Energy Minerals                        8.6%      9.1%
Producer Manufacturing                 6.9%      7.5%
Services                               6.1%      5.2%
Miscellaneous                          7.3%        0%
Retail Trade                           4.3%      4.8%
Basic Industry                         4.4%      6.5%
Consumer Durables                      3.2%      3.9%
Transportation                         1.5%      1.4%

Q   As we approach the close of 1996, what is your outlook for the market?

A   With mixed economic signals and the S&P 500 up roughly 60% over the past 22 months, the bears have become more vocal citing various measures that suggest overvaluation. While we do not attempt to forecast the stock market, valuation looks reasonable to us relative to earnings and interest rates. Certainly, a correction is possible over the next year or so, but equity investors should not lose sight of longer-term positives underpinning the market. These factors are incorporated in some of the major themes in our investment strategy--in particular industry consolidation, technology, and globalization of markets. Productivity of U.S. companies has risen sharply over the past six years. Global economy is growing, and U.S. corporations have sharply increased their share of world export markets over the past 7-8 years. These are important positives in our view.

Two Ways You May Seek to Invest for Success in
Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

Initial Investment:

If you had made an initial investment of $20,000 in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested dividends and capital gains, and didn't redeem any shares, your account would be worth $253,865 on 10/31/96. You would have earned a 13.67%* average annual total return for the 19-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/96, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 12.55%, 14.06%, and 11.88%, respectively. Class B Shares' total return since inception on (1/4/96) was 5.11%. Class C Shares' total return since inception on (1/4/96) was 9.74%.


[Graphic representation omitted, see APPENDIX H.]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.5% sales charge applicable to an initial investment in Class A Shares.


Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

One Step at a Time:

$1,000 invested each year for 19 years (reinvesting all dividends and capital gains) grew to $99,556.

With this approach, the key is consistency. If you had started investing $1,000 annually in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $20,000, but your account would have reached a total value of $99,556* by 10/31/96. You would have earned an average annual total return of 13.92%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

[Graphic representation omitted, see APPENDIX I.]


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Hypothetical Investor Profile: Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On October 31, 1986, they invested $5,000 in the Class A Shares of Federated Capital Appreciation Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $72,311. This represents an 12.30% average annual total return. For the Rices, a dedicated program of monthly investment really paid off.

[Graphic representation omitted, see APPENDIX J.]



This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Federated Capital Appreciation Fund--(Class A Shares)
(formerly, Federated Exchange Fund, Ltd.)

Growth of $10,000 Invested in Federated Capital Appreciation Fund (Class A
Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1986 to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth and Income Funds Average (LGIFA).++

[Graphic representation omitted, see APPENDIX K.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Effective January 1, 1996, the fiscal year end of this fund was changed from December 31 to October 31. The hypothetical investment of $10,000 assumes an investment date of October 31, 1986 with no sales charge. As of November 14, 1995, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Capital Appreciation Fund--(Class B Shares)
(formerly, Federated Exchange Fund, Ltd.)

Growth of $10,000 Invested in Federated
Capital Appreciation Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Capital Appreciation Fund (Class B Shares) (the "Fund") from January 4, 1996 (start of performance to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth and Income Funds Average (LGIFA).++

[Graphic representation omitted, see APPENDIX L.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities on the index and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.
+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Capital Appreciation Fund--(Class C Shares)
(formerly, Federated Exchange Fund, Ltd.)

Growth of $10,000 Invested in Federated
Capital Appreciation Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Capital Appreciation Fund (Class C Shares) (the "Fund") from January 4, 1996 (start of performance) to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth and Income Funds Average (LGIFA).++

[Graphic representation omitted, see APPENDIX M.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--86.7%
-------------------------------------------------------------------------------------------------
              BASIC INDUSTRY--4.4%
              -----------------------------------------------------------------------------------
      65,000  Arcadian Corp.                                                                       $    1,600,625
              -----------------------------------------------------------------------------------
      30,000  Morton International, Inc.                                                                1,181,250
              -----------------------------------------------------------------------------------
      22,000  Sigma-Aldrich Corp.                                                                       1,292,500
              -----------------------------------------------------------------------------------
      35,000  Schweitzer-Mauduit International, Inc.                                                    1,076,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,150,625
              -----------------------------------------------------------------------------------  --------------
              CONSUMER DURABLES--3.2%
              -----------------------------------------------------------------------------------
      27,000  Eastman Kodak Co.                                                                         2,153,250
              -----------------------------------------------------------------------------------
      55,000  Mattel, Inc.                                                                              1,588,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,741,375
              -----------------------------------------------------------------------------------  --------------
              CONSUMER NON-DURABLES--9.9%
              -----------------------------------------------------------------------------------
      59,800  Avon Products, Inc.                                                                       3,244,150
              -----------------------------------------------------------------------------------
      72,000  IBP, Inc.                                                                                 1,800,000
              -----------------------------------------------------------------------------------
      87,000  (a)Mossimo, Inc.                                                                          1,881,375
              -----------------------------------------------------------------------------------
      40,000  Nike, Inc., Class B                                                                       2,355,000
              -----------------------------------------------------------------------------------
      23,400  Philip Morris Cos., Inc.                                                                  2,167,425
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,447,950
              -----------------------------------------------------------------------------------  --------------
              ENERGY MINERALS--8.7%
              -----------------------------------------------------------------------------------
      15,000  British Petroleum Co. PLC, ADR                                                            1,929,375
              -----------------------------------------------------------------------------------
      14,000  Mobil Corp.                                                                               1,634,500
              -----------------------------------------------------------------------------------
      48,000  Repsol SA, ADR                                                                            1,566,000
              -----------------------------------------------------------------------------------
      32,000  Tosco Corp.                                                                               1,796,000
              -----------------------------------------------------------------------------------
     113,808  Union Pacific Resources Group, Inc.                                                       3,129,727
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,055,602
              -----------------------------------------------------------------------------------  --------------
              FINANCE--14.8%
              -----------------------------------------------------------------------------------
      87,900  (a)Acceptance Insurance Cos., Inc.                                                        1,779,975
              -----------------------------------------------------------------------------------
      28,000  Allstate Corp.                                                                            1,571,500
              -----------------------------------------------------------------------------------
      23,600  Chase Manhattan Corp.                                                                $    2,023,700
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              FINANCE--CONTINUED
              -----------------------------------------------------------------------------------
      31,097  Citicorp                                                                                  3,078,603
              -----------------------------------------------------------------------------------
      23,145  Dean Witter, Discover & Co.                                                               1,362,662
              -----------------------------------------------------------------------------------
      46,000  Executive Risk, Inc.                                                                      1,897,500
              -----------------------------------------------------------------------------------
      55,000  Leucadia National Corp.                                                                   1,299,375
              -----------------------------------------------------------------------------------
      41,000  Travelers Group, Inc.                                                                     2,224,250
              -----------------------------------------------------------------------------------
      23,000  Vesta Insurance Group, Inc.                                                                 589,375
              -----------------------------------------------------------------------------------
       4,800  Wells Fargo & Co.                                                                         1,282,200
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,109,140
              -----------------------------------------------------------------------------------  --------------
              HEALTH CARE--8.0%
              -----------------------------------------------------------------------------------
      22,500  Becton, Dickinson & Co.                                                                     978,750
              -----------------------------------------------------------------------------------
      33,400  Bristol-Myers Squibb Co.                                                                  3,532,050
              -----------------------------------------------------------------------------------
      30,000  Columbia/HCA Healthcare Corp.                                                             1,072,500
              -----------------------------------------------------------------------------------
      54,000  (a)Genzyme Corp.                                                                          1,242,000
              -----------------------------------------------------------------------------------
      20,000  Smithkline Beecham Corp., ADR                                                             1,252,500
              -----------------------------------------------------------------------------------
      30,000  United Healthcare Corp.                                                                   1,136,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,214,050
              -----------------------------------------------------------------------------------  --------------
              PRODUCER MANUFACTURING--6.0%
              -----------------------------------------------------------------------------------
      20,000  General Electric Co.                                                                      1,935,000
              -----------------------------------------------------------------------------------
      50,000  (a)Oak Industries, Inc.                                                                   1,268,750
              -----------------------------------------------------------------------------------
      28,000  Textron, Inc.                                                                             2,485,000
              -----------------------------------------------------------------------------------
      27,000  Xerox Corp.                                                                               1,252,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,940,875
              -----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--3.8%
              -----------------------------------------------------------------------------------
      25,000  Dayton-Hudson Corp.                                                                         865,625
              -----------------------------------------------------------------------------------
      33,000  (a)Kohl's Corp.                                                                           1,188,000
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              RETAIL TRADE--CONTINUED
              -----------------------------------------------------------------------------------
      48,350  Sears, Roebuck & Co.                                                                 $    2,338,931
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,392,556
              -----------------------------------------------------------------------------------  --------------
              SERVICES--3.8%
              -----------------------------------------------------------------------------------
      40,000  Interpublic Group Cos., Inc.                                                              1,940,000
              -----------------------------------------------------------------------------------
      42,000  Manpower, Inc.                                                                            1,191,750
              -----------------------------------------------------------------------------------
      50,000  Reynolds & Reynolds Co., Class A                                                          1,318,750
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,450,500
              -----------------------------------------------------------------------------------  --------------
              TECHNOLOGY--13.4%
              -----------------------------------------------------------------------------------
      18,000  (a)Cabletron Systems, Inc.                                                                1,122,750
              -----------------------------------------------------------------------------------
      27,000  (a)Ceridian Corp.                                                                         1,339,875
              -----------------------------------------------------------------------------------
      64,000  (a)DST Systems, Inc.                                                                      1,968,000
              -----------------------------------------------------------------------------------
      49,000  Electronic Data Systems Corp.                                                             2,205,000
              -----------------------------------------------------------------------------------
      37,600  Hewlett-Packard Co.                                                                       1,659,100
              -----------------------------------------------------------------------------------
      14,000  Intel Corp.                                                                               1,538,250
              -----------------------------------------------------------------------------------
      15,000  Ingram Micro, Inc.                                                                          270,000
              -----------------------------------------------------------------------------------
      30,000  Lucent Technologies, Inc.                                                                 1,410,013
              -----------------------------------------------------------------------------------
       8,500  (a)Microsoft Corp.                                                                        1,166,625
              -----------------------------------------------------------------------------------
      37,000  (a)Solectron Corp.                                                                        1,979,500
              -----------------------------------------------------------------------------------
      29,000  (a)Xilinx, Inc.                                                                             949,750
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    15,608,863
              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.5%
              -----------------------------------------------------------------------------------
      25,000  Kansas City Southern Industries, Inc.                                                     1,175,000
              -----------------------------------------------------------------------------------
      10,400  Union Pacific Corp.                                                                         583,700
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,758,700
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--9.2%
              -----------------------------------------------------------------------------------
      54,000  CMS Energy Corp.                                                                          1,707,750
              -----------------------------------------------------------------------------------
      16,300  Columbia Gas System, Inc.                                                                   990,225
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              UTILITIES--CONTINUED
              -----------------------------------------------------------------------------------
      49,000  Enron Corp.                                                                          $    2,278,500
              -----------------------------------------------------------------------------------
      44,000  FPL Group, Inc.                                                                           2,024,000
              -----------------------------------------------------------------------------------
      29,500  GTE Corp.                                                                                 1,242,688
              -----------------------------------------------------------------------------------
      51,400  MCI Communications Corp.                                                                  1,291,425
              -----------------------------------------------------------------------------------
      28,000  Sprint Corp.                                                                              1,099,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,633,588
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $73,451,954)                                       100,503,824
              -----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--2.0%
-------------------------------------------------------------------------------------------------
              HEALTH CARE--1.4%
              -----------------------------------------------------------------------------------
$  1,600,000  Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                                      1,646,000
              -----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--0.6%
              -----------------------------------------------------------------------------------
     600,000  Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                                           632,628
              -----------------------------------------------------------------------------------  --------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $2,255,000)                                        2,278,628
              -----------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--4.6%
-------------------------------------------------------------------------------------------------
              PRODUCER MANUFACTURING--1.0%
              -----------------------------------------------------------------------------------
      25,000  Greenfield Industries, Inc., Conv. Pfd., $3.00                                            1,135,725
              -----------------------------------------------------------------------------------  --------------
              SERVICES--2.3%
              -----------------------------------------------------------------------------------
      47,000  (a)Browning-Ferris Industries, Inc., ACES, $2.58                                          1,380,624
              -----------------------------------------------------------------------------------
     103,200  Hollinger International Publishing, Inc., Conv. Pfd., $.95                                1,264,200
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,644,824
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--1.3%
              -----------------------------------------------------------------------------------
      18,000  MFS Communications Company, Inc., Conv. Pfd., $2.68                                       1,561,500
              -----------------------------------------------------------------------------------  --------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,606,973)                                       5,342,049
              -----------------------------------------------------------------------------------  --------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--7.1%
-------------------------------------------------------------------------------------------------
$  8,210,000  BT Securities Corporation, 5.55%, dated 10/31/1996,
              due 11/1/1996, at amortized cost                                                     $    8,210,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $88,523,927)(C)                                   $  116,334,501
              -----------------------------------------------------------------------------------  --------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $88,523,927. The net unrealized appreciation of investments on a federal tax basis amounts to $27,810,574 which is comprised of $29,871,787 appreciation and $2,061,213 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($115,883,175) at October 31, 1996.

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--86.7%
-------------------------------------------------------------------------------------------------
              BASIC INDUSTRY--4.4%
              -----------------------------------------------------------------------------------
      65,000  Arcadian Corp.                                                                       $    1,600,625
              -----------------------------------------------------------------------------------
      30,000  Morton International, Inc.                                                                1,181,250
              -----------------------------------------------------------------------------------
      22,000  Sigma-Aldrich Corp.                                                                       1,292,500
              -----------------------------------------------------------------------------------
      35,000  Schweitzer-Mauduit International, Inc.                                                    1,076,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,150,625
              -----------------------------------------------------------------------------------  --------------
              CONSUMER DURABLES--3.2%
              -----------------------------------------------------------------------------------
      27,000  Eastman Kodak Co.                                                                         2,153,250
              -----------------------------------------------------------------------------------
      55,000  Mattel, Inc.                                                                              1,588,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,741,375
              -----------------------------------------------------------------------------------  --------------
              CONSUMER NON-DURABLES--9.9%
              -----------------------------------------------------------------------------------
      59,800  Avon Products, Inc.                                                                       3,244,150
              -----------------------------------------------------------------------------------
      72,000  IBP, Inc.                                                                                 1,800,000
              -----------------------------------------------------------------------------------
      87,000  (a)Mossimo, Inc.                                                                          1,881,375
              -----------------------------------------------------------------------------------
      40,000  Nike, Inc., Class B                                                                       2,355,000
              -----------------------------------------------------------------------------------
      23,400  Philip Morris Cos., Inc.                                                                  2,167,425
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,447,950
              -----------------------------------------------------------------------------------  --------------
              ENERGY MINERALS--8.7%
              -----------------------------------------------------------------------------------
      15,000  British Petroleum Co. PLC, ADR                                                            1,929,375
              -----------------------------------------------------------------------------------
      14,000  Mobil Corp.                                                                               1,634,500
              -----------------------------------------------------------------------------------
      48,000  Repsol SA, ADR                                                                            1,566,000
              -----------------------------------------------------------------------------------
      32,000  Tosco Corp.                                                                               1,796,000
              -----------------------------------------------------------------------------------
     113,808  Union Pacific Resources Group, Inc.                                                       3,129,727
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,055,602
              -----------------------------------------------------------------------------------  --------------
              FINANCE--14.8%
              -----------------------------------------------------------------------------------
      87,900  (a)Acceptance Insurance Cos., Inc.                                                        1,779,975
              -----------------------------------------------------------------------------------
      28,000  Allstate Corp.                                                                            1,571,500
              -----------------------------------------------------------------------------------
      23,600  Chase Manhattan Corp.                                                                $    2,023,700
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              FINANCE--CONTINUED
              -----------------------------------------------------------------------------------
      31,097  Citicorp                                                                                  3,078,603
              -----------------------------------------------------------------------------------
      23,145  Dean Witter, Discover & Co.                                                               1,362,662
              -----------------------------------------------------------------------------------
      46,000  Executive Risk, Inc.                                                                      1,897,500
              -----------------------------------------------------------------------------------
      55,000  Leucadia National Corp.                                                                   1,299,375
              -----------------------------------------------------------------------------------
      41,000  Travelers Group, Inc.                                                                     2,224,250
              -----------------------------------------------------------------------------------
      23,000  Vesta Insurance Group, Inc.                                                                 589,375
              -----------------------------------------------------------------------------------
       4,800  Wells Fargo & Co.                                                                         1,282,200
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,109,140
              -----------------------------------------------------------------------------------  --------------
              HEALTH CARE--8.0%
              -----------------------------------------------------------------------------------
      22,500  Becton, Dickinson & Co.                                                                     978,750
              -----------------------------------------------------------------------------------
      33,400  Bristol-Myers Squibb Co.                                                                  3,532,050
              -----------------------------------------------------------------------------------
      30,000  Columbia/HCA Healthcare Corp.                                                             1,072,500
              -----------------------------------------------------------------------------------
      54,000  (a)Genzyme Corp.                                                                          1,242,000
              -----------------------------------------------------------------------------------
      20,000  Smithkline Beecham Corp., ADR                                                             1,252,500
              -----------------------------------------------------------------------------------
      30,000  United Healthcare Corp.                                                                   1,136,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,214,050
              -----------------------------------------------------------------------------------  --------------
              PRODUCER MANUFACTURING--6.0%
              -----------------------------------------------------------------------------------
      20,000  General Electric Co.                                                                      1,935,000
              -----------------------------------------------------------------------------------
      50,000  (a)Oak Industries, Inc.                                                                   1,268,750
              -----------------------------------------------------------------------------------
      28,000  Textron, Inc.                                                                             2,485,000
              -----------------------------------------------------------------------------------
      27,000  Xerox Corp.                                                                               1,252,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,940,875
              -----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--3.8%
              -----------------------------------------------------------------------------------
      25,000  Dayton-Hudson Corp.                                                                         865,625
              -----------------------------------------------------------------------------------
      33,000  (a)Kohl's Corp.                                                                           1,188,000
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              RETAIL TRADE--CONTINUED
              -----------------------------------------------------------------------------------
      48,350  Sears, Roebuck & Co.                                                                 $    2,338,931
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,392,556
              -----------------------------------------------------------------------------------  --------------
              SERVICES--3.8%
              -----------------------------------------------------------------------------------
      40,000  Interpublic Group Cos., Inc.                                                              1,940,000
              -----------------------------------------------------------------------------------
      42,000  Manpower, Inc.                                                                            1,191,750
              -----------------------------------------------------------------------------------
      50,000  Reynolds & Reynolds Co., Class A                                                          1,318,750
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,450,500
              -----------------------------------------------------------------------------------  --------------
              TECHNOLOGY--13.4%
              -----------------------------------------------------------------------------------
      18,000  (a)Cabletron Systems, Inc.                                                                1,122,750
              -----------------------------------------------------------------------------------
      27,000  (a)Ceridian Corp.                                                                         1,339,875
              -----------------------------------------------------------------------------------
      64,000  (a)DST Systems, Inc.                                                                      1,968,000
              -----------------------------------------------------------------------------------
      49,000  Electronic Data Systems Corp.                                                             2,205,000
              -----------------------------------------------------------------------------------
      37,600  Hewlett-Packard Co.                                                                       1,659,100
              -----------------------------------------------------------------------------------
      14,000  Intel Corp.                                                                               1,538,250
              -----------------------------------------------------------------------------------
      15,000  Ingram Micro, Inc.                                                                          270,000
              -----------------------------------------------------------------------------------
      30,000  Lucent Technologies, Inc.                                                                 1,410,013
              -----------------------------------------------------------------------------------
       8,500  (a)Microsoft Corp.                                                                        1,166,625
              -----------------------------------------------------------------------------------
      37,000  (a)Solectron Corp.                                                                        1,979,500
              -----------------------------------------------------------------------------------
      29,000  (a)Xilinx, Inc.                                                                             949,750
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    15,608,863
              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.5%
              -----------------------------------------------------------------------------------
      25,000  Kansas City Southern Industries, Inc.                                                     1,175,000
              -----------------------------------------------------------------------------------
      10,400  Union Pacific Corp.                                                                         583,700
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,758,700
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--9.2%
              -----------------------------------------------------------------------------------
      54,000  CMS Energy Corp.                                                                          1,707,750
              -----------------------------------------------------------------------------------
      16,300  Columbia Gas System, Inc.                                                                   990,225
              -----------------------------------------------------------------------------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              UTILITIES--CONTINUED
              -----------------------------------------------------------------------------------
      49,000  Enron Corp.                                                                          $    2,278,500
              -----------------------------------------------------------------------------------
      44,000  FPL Group, Inc.                                                                           2,024,000
              -----------------------------------------------------------------------------------
      29,500  GTE Corp.                                                                                 1,242,688
              -----------------------------------------------------------------------------------
      51,400  MCI Communications Corp.                                                                  1,291,425
              -----------------------------------------------------------------------------------
      28,000  Sprint Corp.                                                                              1,099,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,633,588
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $73,451,954)                                       100,503,824
              -----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--2.0%
-------------------------------------------------------------------------------------------------
              HEALTH CARE--1.4%
              -----------------------------------------------------------------------------------
$  1,600,000  Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                                      1,646,000
              -----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--0.6%
              -----------------------------------------------------------------------------------
     600,000  Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                                           632,628
              -----------------------------------------------------------------------------------  --------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $2,255,000)                                        2,278,628
              -----------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--4.6%
-------------------------------------------------------------------------------------------------
              PRODUCER MANUFACTURING--1.0%
              -----------------------------------------------------------------------------------
      25,000  Greenfield Industries, Inc., Conv. Pfd., $3.00                                            1,135,725
              -----------------------------------------------------------------------------------  --------------
              SERVICES--2.3%
              -----------------------------------------------------------------------------------
      47,000  (a)Browning-Ferris Industries, Inc., ACES, $2.58                                          1,380,624
              -----------------------------------------------------------------------------------
     103,200  Hollinger International Publishing, Inc., Conv. Pfd., $.95                                1,264,200
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,644,824
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--1.3%
              -----------------------------------------------------------------------------------
      18,000  MFS Communications Company, Inc., Conv. Pfd., $2.68                                       1,561,500
              -----------------------------------------------------------------------------------  --------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,606,973)                                       5,342,049
              -----------------------------------------------------------------------------------  --------------



Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--7.1%
-------------------------------------------------------------------------------------------------
$  8,210,000  BT Securities Corporation, 5.55%, dated 10/31/1996,
              due 11/1/1996, at amortized cost                                                     $    8,210,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $88,523,927)(C)                                   $  116,334,501
              -----------------------------------------------------------------------------------  --------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $88,523,927. The net unrealized appreciation of investments on a federal tax basis amounts to $27,810,574 which is comprised of $29,871,787 appreciation and $2,061,213 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($115,883,175) at October 31, 1996.

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1996

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $88,523,927)                      $116,334,501
---------------------------------------------------------------------------------------------------
Cash                                                                                                       7,486
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        153,986
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        1,748,017
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               110,674
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     118,354,664
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $2,377,731
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  12,450
----------------------------------------------------------------------------------------
Accrued expenses                                                                             81,308
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  2,471,489
---------------------------------------------------------------------------------------------------  -----------
Net Assets for 1,194,759 shares outstanding                                                          $115,883,175
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $81,200,949
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            27,810,574
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                           6,790,026
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       81,626
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $115,883,175
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($108,804,293 / 1,121,562 shares outstanding)                                   $97.01
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $97.01)*                                                          $102.66
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.50/100 of $97.01)**                                                     $96.52
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($6,369,220 / 65,863 shares outstanding)                                        $96.70
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $96.70
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $96.70)**                                                     $91.38
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($709,662 / 7,334 shares outstanding)                                           $96.76
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $96.76
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $96.76)**                                                     $95.79
---------------------------------------------------------------------------------------------------  -----------


 *See "How to Purchase Shares" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Statement of Operations
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED      YEAR ENDED
                                                                                    OCTOBER 31,     DECEMBER 31,
                                                                                     1996 (A)         1995 (B)
INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                          $   1,197,203    $   2,073,258
--------------------------------------------------------------------------------
Interest                                                                                 176,421          112,444
--------------------------------------------------------------------------------  ---------------  ---------------
    Total income                                                                       1,373,624        2,185,702
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                                  671,263          605,742
--------------------------------------------------------------------------------
Administrative personnel and services fee                                                154,165          125,000
--------------------------------------------------------------------------------
Custodian fees                                                                            23,880           40,411
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                  39,471           24,767
--------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                 14,300           47,748
--------------------------------------------------------------------------------
Auditing fees                                                                             17,059           16,769
--------------------------------------------------------------------------------
Legal fees                                                                                15,494           10,432
--------------------------------------------------------------------------------
Portfolio accounting fees                                                                 59,413           22,222
--------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                 15,000               --
--------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                  1,642               --
--------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                 218,207          230,627
--------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                   5,000               --
--------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     547               --
--------------------------------------------------------------------------------
Share registration costs                                                                  96,541              385
--------------------------------------------------------------------------------
Printing and postage                                                                      20,153            5,353
--------------------------------------------------------------------------------
Insurance premiums                                                                         3,215            5,232
--------------------------------------------------------------------------------
Taxes                                                                                         30               --
--------------------------------------------------------------------------------
Miscellaneous                                                                              3,225            1,343
--------------------------------------------------------------------------------  ---------------  ---------------
    Total expenses                                                                     1,358,605        1,136,031
--------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                     (244,717)        (138,377)
--------------------------------------------------------------------------------  ---------------  ---------------
    Net expenses                                                                       1,113,888          997,654
--------------------------------------------------------------------------------  ---------------  ---------------
         Net investment income                                                           259,736        1,188,048
--------------------------------------------------------------------------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                       9,100,399       18,575,112
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                   3,829,310        9,195,528
--------------------------------------------------------------------------------  ---------------  ---------------
    Net realized and unrealized gain on investments                                   12,929,709       27,770,640
--------------------------------------------------------------------------------  ---------------  ---------------
         Change in net assets resulting from operations                            $  13,189,445    $  28,958,688
--------------------------------------------------------------------------------  ---------------  ---------------


(a) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(b) Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED      YEAR ENDED       YEAR ENDED
                                                                   OCTOBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                    1996 (A)         1995 (B)         1994 (B)
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $     259,736        1,188,048    $   1,414,866
---------------------------------------------------------------
Net realized gain (loss) on investments ($9,100,399 ,
$16,693,345, and $3,740,852 net gains, respectively, as
computed for federal tax purposes)                                    9,100,399       18,575,112        5,307,218
---------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  3,829,310        9,195,528       (6,996,355)
---------------------------------------------------------------  ---------------  ---------------  ---------------
    Change in net assets resulting from operations                   13,189,445       28,958,688         (274,271)
---------------------------------------------------------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------
  Class A Shares                                                       (178,012)      (1,235,954)      (1,361,721)
---------------------------------------------------------------
  Class B Shares                                                            (98)              --               --
---------------------------------------------------------------
  Class C Shares                                                             --               --               --
---------------------------------------------------------------
Distributions from net realized gains
---------------------------------------------------------------
  Class A Shares                                                     (2,209,569)      (6,164,051)      (1,407,972)
---------------------------------------------------------------
  Class B Shares                                                        (89,485)              --               --
---------------------------------------------------------------
  Class C Shares                                                        (11,319)              --               --
---------------------------------------------------------------  ---------------  ---------------  ---------------
    Change in net assets resulting from distributions to
    shareholders                                                     (2,488,483)      (7,400,005)      (2,769,693)
---------------------------------------------------------------  ---------------  ---------------  ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                         13,529,456               --               --
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  887,243        2,209,356          768,903
---------------------------------------------------------------
Cost of shares redeemed                                              (7,434,744)      (6,944,798)      (5,296,494)
---------------------------------------------------------------  ---------------  ---------------  ---------------
    Change in net assets resulting from share transactions            6,981,955       (4,735,442)      (4,527,591)
---------------------------------------------------------------  ---------------  ---------------  ---------------
         Change in net assets                                        17,682,917       16,823,241       (7,571,555)
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                  98,200,258       81,377,017       88,948,572
---------------------------------------------------------------  ---------------  ---------------  ---------------
End of period (including undistributed net investment income of
$81,626, $5,448, and $53,355, respectively)                       $ 115,883,175       98,200,258    $  81,377,017
---------------------------------------------------------------  ---------------  ---------------  ---------------


(a) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(b) Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        PERIOD
                                         ENDED
                                      OCTOBER 31,                           YEAR ENDED DECEMBER 31,(A)
                                        1996(B)       1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $   87.58    $   68.84  $   71.39  $   65.83  $   61.65  $   50.56  $   54.93  $   50.03
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                      0.24         1.05       1.18       1.13       1.36       1.16       1.46       1.37
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments                     11.35        24.39      (1.39)      6.30       5.57      12.62      (3.86)      7.34
-----------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations          11.59        25.44      (0.21)      7.43       6.93      13.78      (2.40)      8.71
-----------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                    (0.16)       (1.09)     (1.14)     (1.16)     (1.38)     (1.15)     (1.51)     (1.32)
-----------------------------------
 Distributions from net realized
 gain on investments                       (2.00)       (5.61)     (1.20)     (0.71)     (1.37)     (1.54)     (0.46)     (2.49)
-----------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions                       (2.16)       (6.70)     (2.34)     (1.87)     (2.75)     (2.69)     (1.97)     (3.81)
-----------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD         $   97.01    $   87.58  $   68.84  $   71.39  $   65.83  $   61.65  $   50.56  $   54.93
-----------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (C)                           13.36%       37.17%     (0.30%)     11.31%     11.38%     27.42%     (4.43%)     17.58%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                   1.23%*       1.08%      1.15%      1.15%      1.11%      1.12%      1.07%      1.13%
-----------------------------------
 Net investment income                      0.31%*       1.29%      1.63%      1.59%      2.13%      1.97%      2.76%      2.45%
-----------------------------------
 Expense waiver/ reimbursement (d)          0.27%*       0.15%        --         --         --         --         --         --
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period
 (000 omitted)                          $108,804      $98,200    $81,377    $88,949    $91,551    $90,503    $79,114    $95,422
-----------------------------------
 Average commission rate paid            $0.0012           --         --         --         --         --         --         --
-----------------------------------
 Portfolio turnover                           79%          81%        23%        26%        47%        54%        61%        41%
-----------------------------------

                                       1988       1987
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   46.19  $   48.39
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                    1.31       1.29
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments                    5.08      (0.45)
-----------------------------------  ---------  ---------
 Total from investment operations         6.39       0.84
-----------------------------------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                  (1.29)     (1.30)
-----------------------------------
 Distributions from net realized
 gain on investments                     (1.26)     (1.74)
-----------------------------------  ---------  ---------
 Total distributions                     (2.55)     (3.04)
-----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $   50.03  $   46.19
-----------------------------------  ---------  ---------
TOTAL RETURN (C)                         13.97%      0.88%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                 1.08%      0.92%
-----------------------------------
 Net investment income                    2.61%      2.29%
-----------------------------------
 Expense waiver/ reimbursement (d)          --         --
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period
 (000 omitted)                         $89,228    $89,371
-----------------------------------
 Average commission rate paid               --         --
-----------------------------------
 Portfolio turnover                         36%        39%
-----------------------------------


 * Computed on an annualized basis.

(a) Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

(b) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                    PERIOD ENDED
                                                                                                     OCTOBER 31,
                                                                                                       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $   88.22
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net operating loss                                                                                      (0.25)(b)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  10.74
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                        10.49
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.01)
------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                                     (2.00)
------------------------------------------------------------------------------------------------        -------
  Total distributions                                                                                     (2.01)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $   96.70
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (C)                                                                                          12.00%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.98%*
------------------------------------------------------------------------------------------------
  Net operating loss                                                                                      (0.36%)*
------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                         0.27%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $6,369
------------------------------------------------------------------------------------------------
  Average commission rate paid                                                                          $0.0012
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         79%
------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                    PERIOD ENDED
                                                                                                     OCTOBER 31,
                                                                                                       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $   88.22
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net operating loss                                                                                      (0.25)(b)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  10.80
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                        10.55
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.01)
------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                                     (2.00)
------------------------------------------------------------------------------------------------        -------
  Total distributions                                                                                     (2.01)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $   96.76
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (C)                                                                                          12.05%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.98%*
------------------------------------------------------------------------------------------------
  Net operating loss                                                                                      (0.37%)*
------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                         0.27%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                  $710
------------------------------------------------------------------------------------------------
  Average commission rate paid                                                                          $0.0012
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         79    %
------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are integral part of the Financial Statements)


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1996

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Effective January 3, 1996 the Fund added Class B Shares and Class C Shares.

Pursuant to the terms of a merger agreement dated October 10, 1995, shareholders of Federated Exchange Fund, Ltd. agreed to acquire shares of the Fund, effective January 2, 1996. As part of the transaction, 1,121,204 Class A shares of the Fund were issued in exchange for all the assets of Federated Exchange Fund, Ltd., which amounted to $98,200,258. The shares issued as a result of this transaction represented substantially all of the Fund's outstanding shares as of the transaction date. Due to this, and due to the similarities in investment objectives and policies between the Fund and Federated Exchange Fund, Ltd., the historical performance of Federated Exchange Fund, Ltd. prior to January 2, 1996, has been incorporated into the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from December 31 to October 31 beginning January 2, 1996.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                       PERIOD ENDED            YEAR ENDED             YEAR ENDED
                                                        OCTOBER 31,           DECEMBER 31,           DECEMBER 31,
                                                          1996(A)                1995(B)                1994(B)
                 CLASS A SHARES                     SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
Shares sold                                           66,891  $6,413,221     --      $   --         --      $   --
-------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                              8,506     788,628     25,468   2,209,356     11,082     768,903
-------------------------------------------------
Shares redeemed                                      (75,039) (7,185,625)   (86,324) (6,944,798)   (74,930) (5,296,494)
-------------------------------------------------  ---------  ----------  ---------  ----------  ---------  ----------
  Net change resulting from Class A Shares
  transactions                                           358  $   16,224    (60,856) $(4,735,442)   (63,848) $(4,527,591)
-------------------------------------------------  ---------  ----------  ---------  ----------  ---------  ----------


(a) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(b) Includes transactions in shares of partnership interest for Federated Exchange Fund, Ltd.

                                                                                                  PERIOD ENDED
                                                                                                   OCTOBER 31,
                                                                                                     1996(C)
                                      CLASS B SHARES                                          SHARES        AMOUNT
Shares sold                                                                                     67,529   $  6,418,841
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                 955         88,155
------------------------------------------------------------------------------------------
Shares redeemed                                                                                 (2,621)      (248,515)
------------------------------------------------------------------------------------------  -----------  ------------
  Net change resulting from Class B Shares transactions                                         65,863   $  6,258,481
------------------------------------------------------------------------------------------  -----------  ------------

                                                                                                  PERIOD ENDED
                                                                                                   OCTOBER 31,
                                                                                                     1996(C)
                                      CLASS C SHARES                                          SHARES        AMOUNT
Shares sold                                                                                      7,228   $    697,394
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                 113         10,460
------------------------------------------------------------------------------------------
Shares redeemed                                                                                     (7)          (604)
------------------------------------------------------------------------------------------  -----------  ------------
  Net change resulting from Class C Shares transactions                                          7,334   $    707,250
------------------------------------------------------------------------------------------  -----------  ------------
     Net change resulting from share transactions                                               73,555   $  6,981,955
------------------------------------------------------------------------------------------  -----------  ------------


(c) For the period ended January 4, 1996 (date of initial public investment) to October 31, 1996.


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                                 % OF AVG. DAILY
                                     SHARE CLASS NAME                                          NET ASSETS OF CLASS
Class A Shares                                                                                          0.25%
-------------------------------------------------------------------------------------------
Class B Shares                                                                                          0.75%
-------------------------------------------------------------------------------------------
Class C Shares                                                                                          0.75%
-------------------------------------------------------------------------------------------


For the period ended October 31, 1996 Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


Federated Capital Appreciation Fund
(formerly, Federated Exchange Fund, Ltd.)

--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1996, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  82,740,894
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  89,179,652
---------------------------------------------------------------------------------------------------  -------------



Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED EQUITY FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Appreciation Fund, formerly Federated Exchange Fund, Ltd., (a portfolio of Federated Equity Funds) as of October 31, 1996, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from January 1, 1996 to October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of Federated Exchange Fund, Ltd., for the years ended December 31, 1995 and 1994 were audited by other auditors whose report dated February 9, 1996 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Appreciation Fund at
October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period from January 1, 1996 to October 31, 1996, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 16, 1996

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                           Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                        President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                    Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                            Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                        Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                          Vice President
                                                          S. Elliott Cohan
                                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


  [LOGO]   Federated Investors
Since 1955
           Federated Investors Tower
           Pittsburgh, PA 15222-3779

           Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314172701
Cusip 314172701
Cusip 314172800
Cusip 314172883
G01649-04 (12/96)

[LOGO] FEDERATED INVESTORS

Federated Small Cap
Strategies Fund

1st Annual Report
October 31, 1996

Established 1995

GROWTH



President's Message
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first Annual Report for Federated Small Cap Strategies Fund which covers the 12-month period from November 1, 1995Nwhen the fund was establishedNthrough October 31, 1996.

This report presents an interview with Aash Shah, Assistant Vice President, who co-manages the fund with Jim Grefenstette, Vice President, both with Federated Management. Following Aash's interview are three additional items of shareholder interest: a complete listing of the fund's stock holdings, a series of graphs showing investment performance, and the fund's financial statements.

Federated Small Cap Strategies Fund is managed to help your money grow over time by investing in a highly diversified portfolio of small-cap stocks issued by companies with a market capitalization of less than $1 billion. These small-cap stocks offer the potential for high returns over time in exchange for a higher level of risk compared to stocks issued by large, well-established companies. To help reduce risk and seek investment opportunities in this dynamic market, the fund's portfolio is carefully selected and diversified with approximately 144 stocks across 12 industry sectors.

In its first year of operation, this diversified portfolio produced an extraordinarily strong total return through growth in net asset value, as shown by share class performance below.*

     NAV Increase   Income    Total Return
Class A Shares $10.00 to $14.68 = 47%   $0.02     47.06%
Class B Shares $10.00 to $14.62 = 46%   $0.00     46.20%
Class C Shares $10.00 to $14.60 = 46%   $0.00     46.00%




Remember, it's easy to increase your opportunity to participate in the growth of smaller American companies by reinvesting your earnings automatically in additional fund shares.

Thank you for selecting Federated Small Cap Strategies Fund to pursue your long-term financial goals. We hope you're pleased with your investment performance. We welcome your comments and suggestions.

Sincerely,



Glen R. Johnson
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price or the payment of the contingent deferred sales charge) for Class A, B, and C Shares were 38.99%, 40.70%, and 45.00%, respectively.




Investment Review
--------------------------------------------------------------------------------
Aash Shah, CFA
Assistant Vice President
Federated Management

Jim Grefenstette, CFA
Vice President
Federated Management

Q   Overall, it's been a rewarding year for stock investors, but the market has experienced stumbles and recoveries. What's your comment, and your investment position as this market reacts?

A   It's been a dynamic market that has recently become decidedly more complicated. The third quarter of 1996, for example, started off on the rough side: within the first two weeks, the NASDAQ Composite Index* and small stocks (as measured by the Russell 2000 or the S&P 600 Small Cap Index**) were down over 10%. The larger cap S&P 500 and blue-chips held firmer, but still lost 6% or so. Talk was rampant that the Federal Reserve Board's (the OFedO) tightening of monetary policy was a given, and that only the amount of a hike in interest rates was in debate. The flow of money into equity mutual funds cooled off to only $6 billion in July, and Treasury bond yields were 7.00% and rising. In short, the bull market seemed to be ending right then and there.

Just as suddenly, however, inflation fears subsided, the Fed rate hike seemed less certain, almost $18 billion flowed back into equity mutual funds in August, and some companies began to announce that earnings would exceed expectations for the quarter. The market pulled itself back together with all major indices retracting their losses to end the quarter with modest gains.

During July and August of 1996, the small-cap market had a significant correction with the Russell 2000 Index down approximately 15%. Starting in the middle of August through the end of September, small-cap stocks recovered. Our posture is to stay fully invested and diversified in the best 140-150 stocks across the small cap universe.

* The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to it's market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index.

** The Russell 2000 Index is an unmanaged index consisting of approximately
   2000 small capitalization common stocks. The S&P 600 Small Capitalization Index is an unmanaged index of 600 small capitalization common stocks with a market capitalization generally ranging between $80 million and $600 million. The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments can not be made in an index.








Q   Federated Small Cap Strategies Fund gives investors the opportunity to participate in the historically rewarding small-cap stock market. Can you review your overall strategy and stock selection process?

A   Federated Small Cap Strategies Fund targets companies with a market capitalization of less than $1 billion. Although small-cap equities may be more volatile than their larger counterparts, history has shown them to be an excellent long-term investment. Our strategy is to remain fully invested in small, fast-growing, attractively valued companies. The average market cap in our portfolio is $295 million.

We use a combination of quantitative models and fundamental analysis in the process of selecting stocks for the fund. Our management style can be described as a blend of value and growth. The fund's objective is to seek excellent long-term performance for our shareholders by investing in the best small-cap companies within each of 12 economic sectors.

Q   How did Federated Small Cap Strategies Fund perform over the period from its
November 1, 1995 inception through October 31, 1996 compared to the Lipper
Small Company Growth Funds universe?

A   The fund produced extremely strong total returns in its first year. Class
A, B, and C Shares returns were 47.06%, 46.20%, and 46.00%, respectively, based on net asset value.* The return for the average fund in the Lipper Small Company Growth Funds universe was 16.50%.**

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of the contingent deferred sales charge for Class A, B, and C Shares were 38.99%, 40.70% and 45.00%, respectively.

** Lipper averages do not include the effect of sales charges.

Q   How have you structured the portfolio as of October 31, 1996?

    The portfolio is currently focused on the following themes:

     . Niche retail companies such as Amrion and Regis Corp.

     . Technology and networking/suppliers represented by companies like Black
       Box Corp. and Cable Design Technologies
 . Outsourcing companies that include Employee Solutions and Volt Info
  Sciences

 . Niche specialty insurance firms such as Executive Risk, Markel, CapMac, and Capital Re Corp.

The Fund is positioned with moderate overweights versus the S&P 600 in the Technology (17%), Services (14%) and Health Care (10%) sectors. The fund is fully invested with a cash position of less than 5%.

Q As we near the end of 1996, what is your outlook for small-cap stocks, and how has that influenced your sector weightings?

A Under low inflation and moderate economic growth conditions, we expect small-caps to continue to do well. By most fundamental measures, both in relative and absolute terms, small-cap stocks, in our opinion are still attractive and within the Onormal range.O Accordingly, we have continued to add to positions in the Technology, Health Care and Services sectors. Our strategy of being very selective on new issues has kept us out of some of the extremely overvalued IPOs and has led us to attractive small-cap stocks that are reasonably valued based on business fundamentals.




Federated Small Cap Strategies Fund
                                   -
(Class A Shares)
-------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Small Cap Strategies Fund (Class A
Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Small Cap Strategies Fund (Class A Shares) (the "Fund") from November 1, 1995 (start of performance) to October 31, 1996 compared to the Russell 2000 Index (RUS2).+

[Graphic representation omitted, see APPENDIX E.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.


Federated Small Cap Strategies Fund
                                   -
(Class B Shares)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Small Cap Strategies Fund (Class B
Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Small Cap Strategies Fund (Class B Shares) (the OFundO) from November 1, 1995 (start of performance) to October 31, 1996 compared to the Russell 2000 Index (RUS2).+

[Graphic representation omitted, see APPENDIX F.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 5.50% on any redemption less than 1 year from the purchase date. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.


Federated Small Cap Strategies Fund
                                   -
(Class C Shares)
-------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Small Cap Strategies Fund (Class C
Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Small Cap Strategies Fund (Class C Shares) (the OFundO) from November 1, 1995 (start of performance) to October 31, 1996 compared to the Russell 2000 Index (RUS2).+

[Graphic representation omitted, see APPENDIX G.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 1 year from the purchase date. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.


Federated Small Cap Strategies Fund
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--90.4%
--------------------------------------------------------------------------------------------------
              BASIC INDUSTRY--6.1%
              ------------------------------------------------------------------------------------
       9,900  Cambrex Corp.                                                                         $     309,375
              ------------------------------------------------------------------------------------
      51,000  (a)Chirex, Inc.                                                                             510,000
              ------------------------------------------------------------------------------------
      17,600  (a)Fibreboard Corp.                                                                         565,400
              ------------------------------------------------------------------------------------
      32,500  (a)Royal Plastics Group Ltd.                                                                609,375
              ------------------------------------------------------------------------------------
      58,700  Spartech Corp.                                                                              616,350
              ------------------------------------------------------------------------------------
      46,300  (a)Synthetech, Inc.                                                                         341,463
              ------------------------------------------------------------------------------------
       8,250  Texas Industries, Inc.                                                                      468,188
              ------------------------------------------------------------------------------------
       9,000  (a)Titanium Metals Corp.                                                                    276,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     3,696,901
              ------------------------------------------------------------------------------------  -------------
              CONSUMER DURABLES--6.1%
              ------------------------------------------------------------------------------------
      37,400  (a)Action Performance Companies, Inc.                                                       561,000
              ------------------------------------------------------------------------------------
       9,700  Carlisle Cos., Inc.                                                                         551,688
              ------------------------------------------------------------------------------------
      17,500  Cavalier Homes, Inc.                                                                        325,938
              ------------------------------------------------------------------------------------
      17,200  (a)Champion Enterprises, Inc.                                                               339,700
              ------------------------------------------------------------------------------------
      25,400  (a)Equity Marketing, Inc.                                                                   530,225
              ------------------------------------------------------------------------------------
      11,600  K2, Inc.                                                                                    266,800
              ------------------------------------------------------------------------------------
      19,500  (a)Lewis Galoob Toys, Inc.                                                                  524,063
              ------------------------------------------------------------------------------------
      22,700  (a)Norwood Promotional Products                                                             334,825
              ------------------------------------------------------------------------------------
       9,200  Wynns International, Inc.                                                                   261,050
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     3,695,289
              ------------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--3.2%
              ------------------------------------------------------------------------------------
      27,100  (a)Helen of Troy Ltd.                                                                       494,575
              ------------------------------------------------------------------------------------
      12,000  (a)Morningstar Group, Inc.                                                                  202,500
              ------------------------------------------------------------------------------------
      10,000  (a)Mossimo, Inc.                                                                            216,250
              ------------------------------------------------------------------------------------
      10,800  Natures Sunshine Products, Inc.                                                             238,950
              ------------------------------------------------------------------------------------
      31,200  (a)Sport-Haley Inc.                                                                         448,500
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--CONTINUED
              ------------------------------------------------------------------------------------
      15,800  Worthington Foods, Inc.                                                               $     355,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,956,275
              ------------------------------------------------------------------------------------  -------------
              ENERGY MINERALS--4.1%
              ------------------------------------------------------------------------------------
      14,500  (a)Belden & Blake Corp.                                                                     384,250
              ------------------------------------------------------------------------------------
       8,800  (a)Cliffs Drilling Co.                                                                      377,300
              ------------------------------------------------------------------------------------
       9,500  (a)Energy Ventures, Inc.                                                                    418,000
              ------------------------------------------------------------------------------------
      11,100  (a)Forcenergy Gas Exploration, Inc.                                                         303,863
              ------------------------------------------------------------------------------------
      28,800  (a)Key Production Co.                                                                       320,400
              ------------------------------------------------------------------------------------
      22,500  Lomak Petroleum, Inc.                                                                       368,438
              ------------------------------------------------------------------------------------
      24,100  (a)Pool Energy Services Co.                                                                 355,475
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     2,527,726
              ------------------------------------------------------------------------------------  -------------
              FINANCE--16.3%
              ------------------------------------------------------------------------------------
      31,700  (a)ACC Consumer Finance Corp.                                                               285,300
              ------------------------------------------------------------------------------------
      15,200  Aames Financial Corp                                                                        678,300
              ------------------------------------------------------------------------------------
       8,700  CMAC Investment Corp.                                                                       601,388
              ------------------------------------------------------------------------------------
      14,000  Capital Re Corp.                                                                            542,500
              ------------------------------------------------------------------------------------
      46,600  Commonwealth Bancorp                                                                        588,325
              ------------------------------------------------------------------------------------
      43,400  (a)Consumer Portfolio Services                                                              531,650
              ------------------------------------------------------------------------------------
      17,500  (a)Delphi Financial Group, Inc., Class A                                                    492,188
              ------------------------------------------------------------------------------------
      15,500  Donegal Group, Inc.                                                                         317,750
              ------------------------------------------------------------------------------------
      21,700  (a)Electro Rent Corp.                                                                       499,100
              ------------------------------------------------------------------------------------
      26,600  (a)Everen Capital Corp.                                                                     525,350
              ------------------------------------------------------------------------------------
      15,000  Executive Risk, Inc.                                                                        618,750
              ------------------------------------------------------------------------------------
      19,700  (a)First Merchants Acceptance Corp.                                                         349,675
              ------------------------------------------------------------------------------------
      14,700  Frontier Insurance Group, Inc.                                                              584,325
              ------------------------------------------------------------------------------------
      16,400  (a)Imperial Credit Industries, Inc.                                                         297,250
              ------------------------------------------------------------------------------------
      15,000  (a)Infinity Financial Technology, Inc.                                                      245,625
              ------------------------------------------------------------------------------------
       8,800  (a)Insignia Financial Group, Inc., Class A                                                  190,300
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              FINANCE--CONTINUED
              ------------------------------------------------------------------------------------
       5,200  (a)Markel Corp.                                                                       $     452,400
              ------------------------------------------------------------------------------------
      12,700  Penn-America Group, Inc.                                                                    211,138
              ------------------------------------------------------------------------------------
      17,000  (a)Southern Pacific Funding                                                                 535,500
              ------------------------------------------------------------------------------------
      10,300  TCF Financial Corp.                                                                         399,125
              ------------------------------------------------------------------------------------
      16,200  (a)UICI                                                                                     413,100
              ------------------------------------------------------------------------------------
      21,600  Vesta Insurance Group, Inc.                                                                 553,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     9,912,539
              ------------------------------------------------------------------------------------  -------------
              HEALTH CARE--10.0%
              ------------------------------------------------------------------------------------
      21,500  (a)American HomePatient, Inc.                                                               510,625
              ------------------------------------------------------------------------------------
      10,200  (a)Bio Rad Laboratories, Inc., Class A                                                      247,350
              ------------------------------------------------------------------------------------
      36,100  (a)Biosource International, Inc.                                                            277,519
              ------------------------------------------------------------------------------------
      20,700  (a)Chad Therapeutics Inc.                                                                   341,550
              ------------------------------------------------------------------------------------
      22,100  (a)Curative Technologies, Inc.                                                              502,775
              ------------------------------------------------------------------------------------
      40,000  (a)Diagnostic Health Services, Inc.                                                         285,000
              ------------------------------------------------------------------------------------
      12,100  (a)Geltex Pharmaceuticals, Inc.                                                             229,900
              ------------------------------------------------------------------------------------
      16,800  (a)Genesis Health Ventures, Inc.                                                            384,300
              ------------------------------------------------------------------------------------
      31,500  (a)OrthoLogic Corp.                                                                         206,719
              ------------------------------------------------------------------------------------
      41,100  (a)Physician Computer Network, Inc.                                                         367,331
              ------------------------------------------------------------------------------------
      34,800  (a)Prime Medical Services                                                                   426,300
              ------------------------------------------------------------------------------------
      35,700  (a)Rotech Medical Corp.                                                                     571,200
              ------------------------------------------------------------------------------------
       8,300  (a)Safeskin Corp.                                                                           326,813
              ------------------------------------------------------------------------------------
      13,600  (a)Sierra Health Services, Inc.                                                             389,300
              ------------------------------------------------------------------------------------
      14,300  (a)Universal Health Services, Inc., Class B                                                 357,500
              ------------------------------------------------------------------------------------
      18,900  (a)UroCor, Inc.                                                                             222,075
              ------------------------------------------------------------------------------------
      22,300  (a)Veterinary Centers of America                                                            409,763
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     6,056,020
              ------------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--3.9%
              ------------------------------------------------------------------------------------
      11,000  (a)Cable Design Technologies, Class A                                                       286,000
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              PRODUCER MANUFACTURING--CONTINUED
              ------------------------------------------------------------------------------------
      16,200  LSI Industries, Inc.                                                                  $     162,000
              ------------------------------------------------------------------------------------
      22,300  (a)Maverick Tube Corp.                                                                      351,225
              ------------------------------------------------------------------------------------
       6,000  (a)NCI Building System, Inc.                                                                196,500
              ------------------------------------------------------------------------------------
      15,000  Reliance Steel & Aluminum Co.                                                               549,375
              ------------------------------------------------------------------------------------
      14,100  (a)Sinter Metals, Inc.                                                                      326,063
              ------------------------------------------------------------------------------------
      16,400  (a)U.S. Office Products Co.                                                                 475,600
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     2,346,763
              ------------------------------------------------------------------------------------  -------------
              RETAIL TRADE--5.3%
              ------------------------------------------------------------------------------------
      26,700  (a)Amrion, Inc.                                                                             610,763
              ------------------------------------------------------------------------------------
       7,800  (a)MSC Industrial Direct Co.                                                                288,600
              ------------------------------------------------------------------------------------
      28,500  (a)Microage, Inc.                                                                           570,000
              ------------------------------------------------------------------------------------
      15,800  (a)Pacific Sunwear of California                                                            351,550
              ------------------------------------------------------------------------------------
      22,700  (a)Pomeroy Computer Resources                                                               527,775
              ------------------------------------------------------------------------------------
      12,300  Regis Corp. Minnesota                                                                       298,275
              ------------------------------------------------------------------------------------
      18,700  Riser Foods, Inc., Class A                                                                  502,563
              ------------------------------------------------------------------------------------
       2,000  (a)United Auto Group, Inc.                                                                   68,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     3,218,276
              ------------------------------------------------------------------------------------  -------------
              SERVICES--14.0%
              ------------------------------------------------------------------------------------
      23,500  (a)ATC Communications, Inc.                                                                 446,500
              ------------------------------------------------------------------------------------
      12,000  American List Corp.                                                                         330,000
              ------------------------------------------------------------------------------------
      15,600  (a)BARRA, Inc.                                                                              436,556
              ------------------------------------------------------------------------------------
      16,300  (a)CDI Corp.                                                                                448,250
              ------------------------------------------------------------------------------------
       7,300  (a)Caribiner International, Inc.                                                            332,150
              ------------------------------------------------------------------------------------
       8,000  (a)Catalina Marketing Corp.                                                                 407,000
              ------------------------------------------------------------------------------------
      18,600  (a)Consolidated Graphics, Inc.                                                              674,250
              ------------------------------------------------------------------------------------
      30,900  (a)Employee Solutions, Inc.                                                                 683,663
              ------------------------------------------------------------------------------------
      24,400  (a)FactSet Research Systems                                                                 585,600
              ------------------------------------------------------------------------------------
      11,700  (a)HA-LO Industries, Inc.                                                                   362,700
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              SERVICES--CONTINUED
              ------------------------------------------------------------------------------------
      11,200  (a)Labor Ready, Inc.                                                                  $     161,000
              ------------------------------------------------------------------------------------
      31,800  (a)National Education Corp.                                                                 516,750
              ------------------------------------------------------------------------------------
      14,800  (a)Newpark Resources, Inc.                                                                  555,000
              ------------------------------------------------------------------------------------
      18,800  (a)Personnel Group of America, Inc.                                                         519,350
              ------------------------------------------------------------------------------------
      11,200  (a)Premier Parks, Inc.                                                                      355,600
              ------------------------------------------------------------------------------------
      20,900  (a)Prepaid Legal Services, Inc.                                                             245,575
              ------------------------------------------------------------------------------------
      14,550  (a)Right Management Consultants                                                             320,100
              ------------------------------------------------------------------------------------
      22,000  (a)Univision Communications, Inc.                                                           742,500
              ------------------------------------------------------------------------------------
       7,000  (a)Volt Information Science, Inc.                                                           269,500
              ------------------------------------------------------------------------------------
      10,700  Wackenhut Corp., Class B                                                                    143,113
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     8,535,157
              ------------------------------------------------------------------------------------  -------------
              TECHNOLOGY--17.1%
              ------------------------------------------------------------------------------------
      44,400  (a)Alphanet Solutions, Inc.                                                                 532,800
              ------------------------------------------------------------------------------------
      51,500  (a)Award Software International, Inc.                                                       360,500
              ------------------------------------------------------------------------------------
      13,500  (a)Burr Brown Corp.                                                                         286,875
              ------------------------------------------------------------------------------------
       4,700  (a)Claremont Technology Group                                                               143,350
              ------------------------------------------------------------------------------------
      31,000  (a)Cognex Corp.                                                                             399,125
              ------------------------------------------------------------------------------------
      16,800  Computer Task Group, Inc.                                                                   634,200
              ------------------------------------------------------------------------------------
       5,000  (a)CyberMedia, Inc.                                                                         111,250
              ------------------------------------------------------------------------------------
      25,800  (a)Digital Systems Int., Inc.                                                               351,525
              ------------------------------------------------------------------------------------
      19,200  (a)Dupont Photomasks, Inc.                                                                  700,800
              ------------------------------------------------------------------------------------
      32,600  (a)EIS International, Inc.                                                                  277,100
              ------------------------------------------------------------------------------------
      16,100  (a)ESS Technology, Inc.                                                                     257,600
              ------------------------------------------------------------------------------------
      17,000  (a)II-VI, Inc.                                                                              367,625
              ------------------------------------------------------------------------------------
      24,800  Innovex, Inc.                                                                               542,500
              ------------------------------------------------------------------------------------
      21,100  (a)Intervoice, Inc.                                                                         274,300
              ------------------------------------------------------------------------------------
      17,500  (a)National Processing, Inc.                                                                332,500
              ------------------------------------------------------------------------------------
      13,900  (a)Novadigm, Inc.                                                                           112,938
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              TECHNOLOGY--CONTINUED
              ------------------------------------------------------------------------------------
      23,700  (a)OzEmail Ltd., ADR                                                                  $     158,494
              ------------------------------------------------------------------------------------
      15,200  (a)Perceptron, Inc.                                                                         376,200
              ------------------------------------------------------------------------------------
      13,900  (a)Planning Sciences International PLC, ADR                                                 177,225
              ------------------------------------------------------------------------------------
      37,600  (a)Raster Graphics Inc.                                                                     314,900
              ------------------------------------------------------------------------------------
      27,100  (a)Sandisk Corp.                                                                            359,075
              ------------------------------------------------------------------------------------
      43,000  (a)Software 2000, Inc.                                                                      311,750
              ------------------------------------------------------------------------------------
      24,000  (a)StorMedia, Inc.                                                                          276,000
              ------------------------------------------------------------------------------------
      22,900  (a)Stratasys, Inc.                                                                          334,913
              ------------------------------------------------------------------------------------
      18,400  (a)Supertex, Inc.                                                                           414,000
              ------------------------------------------------------------------------------------
      13,700  (a)Tollgrade Communications, Inc.                                                           356,200
              ------------------------------------------------------------------------------------
      21,300  (a)Trident International, Inc.                                                              356,775
              ------------------------------------------------------------------------------------
      38,000  (a)Trusted Information Systems                                                              513,000
              ------------------------------------------------------------------------------------
      12,000  (a)USCS International, Inc.                                                                 216,000
              ------------------------------------------------------------------------------------
      29,700  (a)Voxware, Inc.                                                                            245,025
              ------------------------------------------------------------------------------------
      10,400  Wyle Labs                                                                                   310,700
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                    10,405,245
              ------------------------------------------------------------------------------------  -------------
              TRANSPORTATION--1.7%
              ------------------------------------------------------------------------------------
       7,200  (a)Alaska Air Group, Inc.                                                                   158,400
              ------------------------------------------------------------------------------------
       7,300  (a)Celadon Group, Inc.                                                                       62,963
              ------------------------------------------------------------------------------------
       8,700  Expeditors International Washington, Inc.                                                   364,313
              ------------------------------------------------------------------------------------
      21,300  USFreightways Corp.                                                                         465,938
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,051,614
              ------------------------------------------------------------------------------------  -------------
              UTILITIES--2.6%
              ------------------------------------------------------------------------------------
      11,700  (a)Atlantic Telephone Network, Inc.                                                         206,201
              ------------------------------------------------------------------------------------
      12,600  Leviathan Gas Pipe Line, Inc.                                                               568,575
              ------------------------------------------------------------------------------------
      13,800  TNP Enterprises, Inc.                                                                       357,075
              ------------------------------------------------------------------------------------
      21,900  (a)Trescomm International, Inc.                                                             279,225
              ------------------------------------------------------------------------------------



Federated Small Cap Strategies Fund

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              UTILITIES--CONTINUED
              ------------------------------------------------------------------------------------
      10,000  (a)Western Wireless Corporation                                                       $     165,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,576,076
              ------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $53,040,030)                                        54,977,881
              ------------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENT--9.2%
--------------------------------------------------------------------------------------------------
$  5,595,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996                         5,595,000
              ------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $58,635,030)(C)                                    $  60,572,881
              ------------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $58,643,472. The net unrealized appreciation of investments on a federal tax basis amounts to $1,929,409 which is comprised of $5,638,623 appreciation and $3,709,214 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($60,849,722) at October 31, 1996.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


Federated Small Cap Strategies Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1996

ASSETS:
----------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $58,635,030 and tax cost, $58,643,472)     $60,572,881
----------------------------------------------------------------------------------------------------
Cash                                                                                                       2,779
----------------------------------------------------------------------------------------------------
Income receivable                                                                                         19,198
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                          420,817
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             1,279,873
----------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                      62,295,548
----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
Payable for investments purchased                                                          $1,259,655
-----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  107,397
-----------------------------------------------------------------------------------------
Accrued expenses                                                                              78,774
-----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  1,445,826
----------------------------------------------------------------------------------------------------  ----------
Net Assets for 4,155,211 shares outstanding                                                           $60,849,722
----------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $57,721,764
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             1,937,851
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                           1,380,860
----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                            (190,753)
----------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                  $60,849,722
----------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
CLASS A SHARES:
----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($23,242,444 / 1,582,917 shares outstanding)                                    $14.68
----------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $14.68)*                                                           $15.53
----------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.50/100 of $14.68)                                                       $14.61
----------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($32,111,770 / 2,195,987 shares outstanding)                                    $14.62
----------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                  $14.62
----------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $14.62)**                                                     $13.82
----------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($5,495,508 / 376,307 shares outstanding)                                       $14.60
----------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                  $14.60
----------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $14.60)**                                                     $14.45
----------------------------------------------------------------------------------------------------  ----------


 *See "How to Purchase Shares" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Small Cap Strategies Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended October 31, 1996 (a)

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends                                                                                              $    91,437
-----------------------------------------------------------------------------------------------------
Interest                                                                                                    93,916
-----------------------------------------------------------------------------------------------------  -----------
    Total income                                                                                           185,353
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 155,023
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     184,493
------------------------------------------------------------------------------------------
Custodian fees                                                                                 30,314
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       60,911
------------------------------------------------------------------------------------------
Auditing fees                                                                                     122
------------------------------------------------------------------------------------------
Legal fees                                                                                        835
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      70,451
------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                      67,923
------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                      13,240
------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                       24,619
------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                       22,641
------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                        4,413
------------------------------------------------------------------------------------------
Share registration costs                                                                       59,658
------------------------------------------------------------------------------------------
Printing and postage                                                                            8,183
------------------------------------------------------------------------------------------
Insurance premiums                                                                              5,000
------------------------------------------------------------------------------------------
Miscellaneous                                                                                   3,823
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                            711,649
------------------------------------------------------------------------------------------
Waivers and reimbursements--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $ (155,023)
------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                       (195,626)
------------------------------------------------------------------------------  ----------
    Total waivers and reimbursements                                                         (350,649)
------------------------------------------------------------------------------------------  ---------
         ]Net expenses                                                                                     361,000
-----------------------------------------------------------------------------------------------------  -----------
             Net operating loss                                                                           (175,647)
-----------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         1,375,654
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     1,937,851
-----------------------------------------------------------------------------------------------------  -----------
    Net realized and unrealized gain on investments                                                      3,313,505
-----------------------------------------------------------------------------------------------------  -----------
         Change in net assets resulting from operations                                                $ 3,137,858
-----------------------------------------------------------------------------------------------------  -----------


(a) For the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated Small Cap Strategies Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  YEAR ENDED
                                                                                             OCTOBER 31, 1996(A)
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------------
Net operating loss                                                                               $   (175,647)
------------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($1,389,302 net gain,
as computed for federal tax purposes)                                                               1,375,654
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                1,937,851
------------------------------------------------------------------------------------------  ----------------------
    Change in net assets resulting from operations                                                  3,137,858
------------------------------------------------------------------------------------------  ----------------------
NET EQUALIZATION CREDITS (DEBITS)--                                                                       (30)
------------------------------------------------------------------------------------------  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------------
Distributions in excess from net investment income
------------------------------------------------------------------------------------------
  Class A Shares                                                                                       (9,870)
------------------------------------------------------------------------------------------
  Class B Shares                                                                                      --
------------------------------------------------------------------------------------------
  Class C Shares                                                                                      --
------------------------------------------------------------------------------------------  ----------------------
    Change in net assets resulting from distributions to shareholders                                  (9,870)
------------------------------------------------------------------------------------------  ----------------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                       67,377,652
------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions declared                   1,448
------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                            (9,657,336)
------------------------------------------------------------------------------------------  ----------------------
    Change in net assets resulting from share transactions                                         57,721,764
------------------------------------------------------------------------------------------  ----------------------
         Change in net assets                                                                      60,849,722
------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------
Beginning of period                                                                                   --
------------------------------------------------------------------------------------------  ----------------------
End of period                                                                                    $ 60,849,722
------------------------------------------------------------------------------------------  ----------------------


(a) For the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

(See Notes which are an integral part of the Financial Statements)



Federated Small Cap Strategies Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  YEAR ENDED
                                                                                              OCTOBER 31, 1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (0.05)(b)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                4.75
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      4.70
------------------------------------------------------------------------------------------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------
  Distributions in excess from net investment income                                                   (0.02)(e)
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   14.68
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (C)                                                                                       47.06%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              1.35%
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (0.39%)
------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                      1.70%
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                            $23,242
------------------------------------------------------------------------------------------
  Average commission rate paid                                                                       $0.0264
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                      83       %
------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)



Federated Small Cap Strategies Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  YEAR ENDED
                                                                                              OCTOBER 31, 1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (0.16)(b)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                4.78
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      4.62
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   14.62
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (C)                                                                                       46.20%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              2.10%
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (1.27%)
------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                      1.70%
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                            $32,112
------------------------------------------------------------------------------------------
  Average commission rate paid                                                                       $0.0264
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                      83       %
------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from November 1, 1995 (date of initial public offering) to October 31, 1996.

 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Small Cap Strategies Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                                                                  YEAR ENDED
                                                                                              OCTOBER 31, 1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (0.16)(b)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                4.76
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      4.60
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   14.60
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (C)                                                                                       46.00%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              2.10%
------------------------------------------------------------------------------------------
  Net operating loss                                                                                   (1.28%)
------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                      1.70%
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                             $5,496
------------------------------------------------------------------------------------------
  Average commission rate paid                                                                       $0.0264
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                      83       %
------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from November 1, 1995 (date of initial public offering) to October 31, 1996.

 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Small Cap Strategies Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1996

(1) ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership transactions. The following reclassifications have been made to the financial statements.

                   INCREASE (DECREASE)
                            ACCUMULATED DISTRIBUTIONS
    ACCUMULATED NET                IN EXCESS OF
  REALIZED GAIN/LOSS          NET INVESTMENT INCOME
          $5,206                    ($   5,206)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                                               YEAR ENDED
                                                                                           OCTOBER 31, 1996(A)
                                    CLASS A SHARES                                        SHARES       AMOUNT
Shares sold                                                                              2,243,995  $  29,137,057
--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                             126          1,448
--------------------------------------------------------------------------------------
Shares redeemed                                                                           (661,204)    (8,108,029)
--------------------------------------------------------------------------------------  ----------  -------------
  Net change resulting from Class A Shares transactions                                  1,582,917  $  21,030,476
--------------------------------------------------------------------------------------  ----------  -------------


(a) For the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

                                                                                               YEAR ENDED
                                                                                           OCTOBER 31, 1996(B)
                                    CLASS B SHARES                                        SHARES       AMOUNT
Shares sold                                                                              2,289,952  $  32,610,920
--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          --           --
--------------------------------------------------------------------------------------
Shares redeemed                                                                            (93,965)    (1,283,271)
--------------------------------------------------------------------------------------  ----------  -------------
  Net change resulting from Class B Shares transactions                                  2,195,987  $  31,327,649
--------------------------------------------------------------------------------------  ----------  -------------

                                                                                               YEAR ENDED
                                                                                           OCTOBER 31, 1996(B)
                                    CLASS C SHARES                                        SHARES       AMOUNT
Shares sold                                                                                395,842  $   5,629,675
--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          --           --
--------------------------------------------------------------------------------------
Shares redeemed                                                                            (19,535)      (266,036)
--------------------------------------------------------------------------------------  ----------  -------------
  Net change resulting from Class C Shares transactions                                    376,307  $   5,363,639
--------------------------------------------------------------------------------------  ----------  -------------
     Net change resulting from share transactions                                        4,155,211  $  57,721,764
--------------------------------------------------------------------------------------  ----------  -------------


(b) For the period from November 1, 1995 (date of initial public offering) to October 31, 1996.



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                            % OF AVG. DAILY
   SHARE CLASS NAME       NET ASSETS OF CLASS
       Class A Shares              0.25%
       Class B Shares              0.75%
       Class C Shares              0.75%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 1996 Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and/or start-up administrative service expenses of $10,292 were borne initially by FServ. The Fund has agreed to reimburse FServ. for the expenses during the five year period following effective date. For the year ended October 31, 1996, the Fund paid $114 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $   69,309,986
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   17,622,879
--------------------------------------------------------------------------------------------------  --------------



Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED EQUITY FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Small Cap Strategies Fund, (a portfolio of Federated Equity Funds) as of October 31, 1996, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Small Cap Strategies Fund at October 31, 1996, the results of its operations, the changes in its net assets, and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 16, 1996


                       THIS PAGE INTENTIONALLY LEFT BLANK


                       THIS PAGE INTENTIONALLY LEFT BLANK


Trustees                                               Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO] FEDERATED INVESTORS

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND
AND IS A SUBSIDIARY OF FEDERATED INVESTORS.

Cusip 314172404
Cusip 314172503
Cusip 314172602
G01658-04 (12/96)


  [LOGO]   Federated Investors
Since 1955

Federated Growth
Strategies Fund

Annual Report
October 31, 1996

Established 1984

GROWTH

President's Message

Dear Shareholder:

I am pleased to present the 12th Annual Report for Federated Growth Strategies Fund which was created in 1984.

This report covers the 12-month period from November 1, 1995, through October 31, 1996. The report begins with an interview with portfolio manager Jim Grefenstette, Vice President of Federated Management. Following his discussion, there are four additional items of shareholder interest: a breakdown of the voting results from the Special Meeting of Shareholders of Capital Growth Fund, a portfolio of Investment Series Funds, Inc. held on July 23, 1996, a complete listing of the fund's stock holdings, a series of graphs showing long-term investment performance, and the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio of mid- and large-capitalization stocks selected for their strong price and earnings momentum. The fund's portfolio includes common stocks and convertible securities in 12 key business sectors. These holdings are easily recognized as many are successful corporations.

As shown by share class performance below, the diversified portfolio produced an excellent total return during the 12-month reporting period, primarily through gains realized from security price appreciation.*

                  Income        Capital Gain
               Distributions  Distributions  Total Return
Class A Shares    $0.04            $5.39           23.16%
Class B Shares    $0.00            $5.39           22.03%
Class C Shares    $0.00            $5.39           22.12%

Remember, it is easy to increase your opportunity to participate in the growth of American companies by reinvesting your earnings automatically in additional fund shares.

Thank you for selecting Federated Growth Strategies Fund to pursue your financial goals. As always, we welcome your comments and suggestions.

Sincerely,


Glen R. Johnson
President
December 15, 1996

*Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A, B, and C Shares were 16.37%, 15.32% and 20.89%, respectively.

Investment Review

[PHOTO APPEARS HERE]
Jim Grefenstette, CFA
Vice President
Federated Management

Q   Overall, the period from November 1, 1995 through October 31, 1996, proved to be a rewarding year for stock investors, but the market has experienced stumbles and recoveries. What is your take on the market?

A   The market has been a dynamic one and has recently become decidedly more complicated. The third quarter of 1996, for example, started off on the rough side: within the first two weeks, the NASDAQ Composite Index* and small stocks (as measured by the Russell 2000 Index or the S&P 600 Small Cap Index)** were down over 10%. The larger cap S&P 500** and blue-chips held firmer, but still lost over 6.00%. Talk was rampant that the Federal Reserve Board's (the "Fed") tightening of monetary policy was a given, and that only the amount of a hike in interest rates was in debate. The flow of money into equity mutual funds cooled off to only $6 billion in July, and Treasury bond yields were 7.00% and rising. In short, the bull market seemed to be ending right then and there.

Just as suddenly, however, inflation fears subsided, the Fed rate hike seemed less certain, almost $18 billion flowed back into equity mutual funds in August 1996, and some companies began to announce that earnings would exceed expectations for the quarter. The market pulled itself back together with all major indices retracing their losses to end the quarter with modest gains.

Within this volatility, certain sectors began to move ahead while others lagged noticeably. The less cyclically sensitive sectors such as Technology, Health Care and Finance produced high single-digit returns, while more cyclically leveraged sectors such as Consumer Durables, Transportation, and Utilities produced modest losses.

* The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sales price multiplied by total shares outstanding, is calculated thoughout the trading day, and is related to the total value of the Index. Investments can not be made in an index.

** The Russell 2000 Index is an unmanaged index consisting of approximately 2000 small capitalization common stocks. The S&P 600 Small Capitalization Index is an unmanaged index of 600 small capitalization common stocks with a market capitalization generally ranging between $80 million and $600 million. The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments can not be made in an index.

Q   How did Federated Growth Strategies Fund perform over the 12-month reporting period ended October 31, 1996, compared to the Lipper Growth Funds universe?

A   The fund produced very strong total returns. For example, Class A, B, and C
Share returns were 23.16%, 22.03%, and 22.12%, respectively, based on net asset valueNwhich includes capital appreciation of the shares, adding income dividends and realized capital gain to the fund's net asset value.* The return for the average fund in the Lipper Growth Funds universe was 18.47%.**

Q   Can you give us a flavor of the fund's portfolio by commenting on some of your current holdings?

A   First Data (0.94% of portfolio) is the largest processor of credit card transactions. The company should benefit from the movement away from using cash/checks for payments toward using credit/debit cards.

Harley-Davidson, (0.76% of portfolio) the leading domestic motorcycle manufacturer, has a backorder on most models of between twelve and eighteen months. The company should see orders continue to grow from aging Baby Boomers and increasing international demand for American goods.
Potash of Saskatchewan (1.65% of portfolio) is one of the largest producers of fertilizer components in the world. The company could be a direct beneficiary of the globally increasing demand for food.

SunAmerica (1.88% of portfolio) is one of the leading players in the annuity and retirement savings market, a market which is expected to grow through the year 2000. The company is attempting to consolidate the industry and has begun to create a strong franchise value in its name.

Teva Pharmaceutical (0.86% of portfolio) manufactures generic and proprietary drugs, and is likely to soon receive FDA approval for a new multiple sclerosis drug, Copaxone, which should immediately become an alternative to current treatments.

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 16.37%, 15.32% and 20.89%, respectively.

**Lipper averages do not include the effect of sales charges.

Veterinary Centers of America (0.60% of portfolio) is by far the largest operator of veterinary service centers in the country. VCA is attempting to consolidate this very fragmented, yet fast growing industry.

Q   As we near the end of 1996, what is your outlook for growth stocks, and how has that influenced your sector weightings?

A   We expect the recent pattern of performance to continue into next year. We believe the market will be disappointed with the rate of economic growth generated over the next several quarters. As this happens, investors should focus on stocks that are less sensitive to the growth of the economy. That is why we continue to favor sectors that offer the potential for strong secular growth such as Technology, Health Care, Finance and certain Services. We are underweighted versus the S&P 500 in economically sensitive sectors such as Producer Manufacturing, Consumer Durables, and Transportation.

Shareholder Voting Results

A Reconvened Special Meeting of Shareholders of Capital Growth Fund, a portfolio of Investment Series Funds, Inc. was held on July 23, 1996. On July 23, 1996, the record date for shareholders voting at the meeting, there were 1,243,384 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

Approval of the proposed Agreement and Plan of Reorganization between the Capital Growth Fund and Federated Equity Funds, on behalf of its portfolio, Federated Growth Strategies Fund, whereby Federated Growth Strategies Fund would acquire all of the assets of Capital Growth Fund in exchange for Federated Growth Strategies Fund's Class A Shares and Class C Shares, to be distributed pro rata by Capital Growth Fund to the shareholders of its Class A Shares and Class C Shares, respectively, in complete liquidation and termination of the Capital Growth Fund.

FOR:        568,264
AGAINST:  16,907
ABSTAIN:  48,863

Two Ways You May Seek to Invest for Success in
Federated Growth Strategies Fund

Initial Investment:

If you had made an initial investment of $13,000 in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested dividends and capital gains, and did not redeem any shares, your account would be worth $72,638 on 10/31/96. You would have earned a 15.16%* average annual total return for the 12-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/96, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 14.87%, 10.68%, and 13.13%, respectively. Class B Shares' total returns one-year and since inception (8/15/95) were 13.75% and 17.55%, respectively. Class C Shares' total returns one-year and since inception (8/15/95) were 19.31% and 22.82%, respectively.

[Graphic representation omitted, see APPENDIX A.]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.5% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Growth Strategies Fund

One Step at a Time:

$1,000 invested each year for 12 years (reinvesting all dividends and capital gains) grew to $31,017.

With this approach, the key is consistency.
If you had started investing $1,000 annually in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $31,017* by 10/31/96. You would have earned an average annual total return of 13.15%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

[Graphic representation omitted, see APPENDIX B.]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated Growth Strategies Fund

Hypothetical Investor Profile: Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On October 31, 1984, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 12 years, the original $5,000 investment along with their additional monthly $250 investments totaling $41,000 has grown to $109,119. This represents an 13.76% average annual total return. For the Rices, a dedicated program of monthly investment really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

[Graphic representation omitted, see APPENDIX C.]

Federated Growth Strategies Fund
(Class A Shares)

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class A Shares) (the "Fund") from October 31, 1986, to October 31, 1996, compared to the Standard and Poor's 500 Index (S&P
500)+ and the Lipper Growth Fund Index (LGFI).+

[Graphic representation omitted, see APPENDIX D.]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund with no sales charge. As of August 15, 1995, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S& P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The S&P 500 and the LGFI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

Federated Growth Strategies Fund
(Class B Shares)

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class B Shares) (the "Fund") from August 16, 1995 (start of performance) to October 31, 1996, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI).+

[Graphic representation omitted]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.
** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The S&P 500 and the LGFI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

Federated Growth Strategies Fund (Class C Shares)

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class C Shares) (the "Fund") from August 16, 1995 (start of performance) to October 31, 1996, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI).+

[CHART APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.


* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The S&P 500 and the LGFI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

Federated Growth Strategies Fund
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--92.9%
------------------------------------------------------------------------------------------------
               BASIC INDUSTRY--5.2%
               ---------------------------------------------------------------------------------
       90,000  Caraustar Industries, Inc.                                                         $    2,632,500
               ---------------------------------------------------------------------------------
      104,500  Monsanto Co.                                                                            4,140,813
               ---------------------------------------------------------------------------------
       74,500  Potash Corporation of Saskatchewan, Inc.                                                5,280,188
               ---------------------------------------------------------------------------------
       42,200  Praxair, Inc.                                                                           1,867,350
               ---------------------------------------------------------------------------------
      145,000  Royal Plastics Group Ltd.                                                               2,718,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  16,639,601
               ---------------------------------------------------------------------------------  --------------
               CONSUMER DURABLES--3.2%
               ---------------------------------------------------------------------------------
       53,900  Harley Davidson, Inc.                                                                   2,432,238
               ---------------------------------------------------------------------------------
       68,600  Harman International Industries, Inc.                                                   3,524,325
               ---------------------------------------------------------------------------------
      102,300  K2, Inc.                                                                                2,352,900
               ---------------------------------------------------------------------------------
      128,800  Oakley, Inc.                                                                            1,915,900
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,225,363
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--7.8%
               ---------------------------------------------------------------------------------
       36,100  Avon Products, Inc.                                                                     1,958,425
               ---------------------------------------------------------------------------------
       33,000  CPC International, Inc.                                                                 2,602,875
               ---------------------------------------------------------------------------------
       45,400  Campbell Soup Co.                                                                       3,632,000
               ---------------------------------------------------------------------------------
       61,200  Coca-Cola Co.                                                                           3,090,600
               ---------------------------------------------------------------------------------
      112,900  (a)Mossimo, Inc.                                                                        2,441,463
               ---------------------------------------------------------------------------------
       74,600  Nike, Inc., Class B                                                                     4,392,075
               ---------------------------------------------------------------------------------
       44,500  Philip Morris Cos., Inc.                                                                4,121,813
               ---------------------------------------------------------------------------------
       57,000  (a)Tommy Hilfiger Corp.                                                                 2,964,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  25,203,251
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--6.6%
               ---------------------------------------------------------------------------------
      153,400  (a)Benton Oil & Gas Co.                                                                 3,758,300
               ---------------------------------------------------------------------------------
       22,000  British Petroleum Co. PLC, ADR                                                          2,829,750
               ---------------------------------------------------------------------------------
      161,900  (a)Global Marine, Inc.                                                                  2,974,913
               ---------------------------------------------------------------------------------
       82,000  (a)Petroleum Geo-Services, ADR                                                          2,808,500
               ---------------------------------------------------------------------------------
       68,000  Unocal Corp.                                                                       $    2,490,500



Federated Growth Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
               ---------------------------------------------------------------------------------
       37,500  (a)Western Atlas, Inc.                                                                  2,601,563
               ---------------------------------------------------------------------------------
      163,000  YPF Sociedad Anonima, ADR                                                               3,708,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  21,171,776
               ---------------------------------------------------------------------------------  --------------
               FINANCE--14.6%
               ---------------------------------------------------------------------------------
       84,600  Aflac, Inc.                                                                             3,394,575
               ---------------------------------------------------------------------------------
      154,500  (a)Amerin Corp.                                                                         3,051,375
               ---------------------------------------------------------------------------------
       92,400  Bank of New York Co., Inc.                                                              3,060,750
               ---------------------------------------------------------------------------------
       28,800  Charter One Financial, Inc.                                                             1,251,000
               ---------------------------------------------------------------------------------
       48,100  Citicorp                                                                                4,761,900
               ---------------------------------------------------------------------------------
       17,900  Federal Home Loan Mortgage Corp.                                                        1,807,900
               ---------------------------------------------------------------------------------
      135,950  MBNA Corp.                                                                              5,132,113
               ---------------------------------------------------------------------------------
       48,600  Mellon Bank Corp.                                                                       3,165,075
               ---------------------------------------------------------------------------------
       40,700  NationsBank Corp.                                                                       3,835,975
               ---------------------------------------------------------------------------------
      125,800  Schwab (Charles) Corp.                                                                  3,145,000
               ---------------------------------------------------------------------------------
      160,200  SunAmerica, Inc.                                                                        6,007,500
               ---------------------------------------------------------------------------------
       99,800  TCF Financial Corp.                                                                     3,867,250
               ---------------------------------------------------------------------------------
       85,500  Travelers Group, Inc.                                                                   4,638,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  47,118,788
               ---------------------------------------------------------------------------------  --------------
               HEALTH CARE--15.4%
               ---------------------------------------------------------------------------------
       52,000  American Home Products Corp.                                                            3,185,000
               ---------------------------------------------------------------------------------
       56,500  (a)Amgen, Inc.                                                                          3,464,155
               ---------------------------------------------------------------------------------
       91,500  (a)Geltex Pharmaceuticals, Inc.                                                         1,738,500
               ---------------------------------------------------------------------------------
      136,400  (a)Genzyme Corp.                                                                        3,137,200
               ---------------------------------------------------------------------------------
       42,800  HBO & Co.                                                                               2,573,350
               ---------------------------------------------------------------------------------
       73,900  (a)HCIA, Inc.                                                                           2,050,725
               ---------------------------------------------------------------------------------
       69,000  (a)HEALTHSOUTH Rehabilitation                                                           2,587,500
               ---------------------------------------------------------------------------------
       55,800  Johnson & Johnson                                                                       2,748,150
               ---------------------------------------------------------------------------------
       54,900  Medtronic, Inc.                                                                    $    3,534,187
               ---------------------------------------------------------------------------------



Federated Growth Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH CARE--CONTINUED
               ---------------------------------------------------------------------------------
       56,600  Merck & Co., Inc.                                                                       4,195,475
               ---------------------------------------------------------------------------------
      152,700  (a)Ornda Healthcorp                                                                     4,161,075
               ---------------------------------------------------------------------------------
       43,200  (a)PacifiCare Health Systems, Inc., Class B                                             3,034,800
               ---------------------------------------------------------------------------------
       58,500  Pfizer, Inc.                                                                            4,840,875
               ---------------------------------------------------------------------------------
       21,300  (a)Quintiles Transnational Corp.                                                        1,400,475
               ---------------------------------------------------------------------------------
       65,800  Teva Pharmaceutical Industries, Ltd., ADR                                               2,755,375
               ---------------------------------------------------------------------------------
      106,500  (a)Thermedics, Inc.                                                                     2,209,875
               ---------------------------------------------------------------------------------
      105,100  (a)Veterinary Centers of America                                                        1,931,212
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  49,547,929
               ---------------------------------------------------------------------------------  --------------
               PRODUCER MANUFACTURING--4.5%
               ---------------------------------------------------------------------------------
      138,300  (a)Cable Design Technologies, Class A                                                   3,595,800
               ---------------------------------------------------------------------------------
       87,000  Greenfield Industries, Inc.                                                             2,305,500
               ---------------------------------------------------------------------------------
       95,850  (a)Thermo Electron Corp.                                                                3,498,525
               ---------------------------------------------------------------------------------
       84,000  (a)U.S. Filter Corp.                                                                    2,898,000
               ---------------------------------------------------------------------------------
       80,000  (a)U.S. Office Products Co.                                                             2,320,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  14,617,825
               ---------------------------------------------------------------------------------  --------------
               RETAIL TRADE--4.8%
               ---------------------------------------------------------------------------------
       92,700  (a)AMRE, Inc.                                                                             857,475
               ---------------------------------------------------------------------------------
      140,400  (a)General Nutrition Cos., Inc.                                                         2,562,300
               ---------------------------------------------------------------------------------
       67,800  (a)Kohl's Corp.                                                                         2,440,800
               ---------------------------------------------------------------------------------
      109,300  (a)MSC Industrial Direct Co.                                                            4,044,100
               ---------------------------------------------------------------------------------
      133,200  (a)Safeway, Inc.                                                                        5,710,950
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  15,615,625
               ---------------------------------------------------------------------------------  --------------
               SERVICES--6.9%
               ---------------------------------------------------------------------------------
       99,300  (a)CalEnergy Co., Inc.                                                                  2,879,700
               ---------------------------------------------------------------------------------
       42,600  (a)Corrections Corp. America                                                            1,107,600
               ---------------------------------------------------------------------------------
       39,600  (a)HFS, Inc.                                                                            2,900,700
               ---------------------------------------------------------------------------------
      131,200  (a)PanAmSat Corp.                                                                  $    3,837,600
               ---------------------------------------------------------------------------------



Federated Growth Strategies Fund

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
      133,000  Reynolds & Reynolds Co., Class A                                                        3,507,875
               ---------------------------------------------------------------------------------
      131,200  Service Corp. International                                                             3,739,200
               ---------------------------------------------------------------------------------
      135,800  (a)USA Waste Services, Inc.                                                             4,345,600
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  22,318,275
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY--17.9%
               ---------------------------------------------------------------------------------
       37,000  (a)3Com Corp.                                                                           2,502,125
               ---------------------------------------------------------------------------------
       52,300  (a)Altera Corp.                                                                         3,242,600
               ---------------------------------------------------------------------------------
       91,400  (a)Analog Devices, Inc.                                                                 2,376,400
               ---------------------------------------------------------------------------------
       53,400  (a)Cisco Systems, Inc.                                                                  3,304,125
               ---------------------------------------------------------------------------------
      130,500  (a)Cognex Corp.                                                                         1,680,187
               ---------------------------------------------------------------------------------
       84,700  (a)DST Systems, Inc.                                                                    2,604,525
               ---------------------------------------------------------------------------------
      108,600  (a)Dupont Photomasks, Inc.                                                              3,963,900
               ---------------------------------------------------------------------------------
       60,353  Electronic Data Systems Corp.                                                           2,715,885
               ---------------------------------------------------------------------------------
       74,100  Ericsson LM                                                                             2,047,012
               ---------------------------------------------------------------------------------
       37,900  First Data Corp., Class                                                                 3,022,525
               ---------------------------------------------------------------------------------
       37,700  (a)HNC Software                                                                         1,187,550
               ---------------------------------------------------------------------------------
       81,500  Ingram Micro, Inc.                                                                      1,467,000
               ---------------------------------------------------------------------------------
       42,500  Intel Corp.                                                                             4,669,688
               ---------------------------------------------------------------------------------
       52,600  Lucent Technologies, Inc.                                                               2,472,200
               ---------------------------------------------------------------------------------
       23,600  (a)Microsoft Corp.                                                                      3,239,100
               ---------------------------------------------------------------------------------
       80,350  (a)Oracle Corp.                                                                         3,399,808
               ---------------------------------------------------------------------------------
       92,200  (a)Ortel Corp.                                                                          1,913,150
               ---------------------------------------------------------------------------------
       32,800  (a)SCI Systems, Inc.                                                                    1,631,800
               ---------------------------------------------------------------------------------
       57,700  (a)Solectron Corp.                                                                      3,086,950
               ---------------------------------------------------------------------------------
      197,200  (a)StorMedia, Inc.                                                                      2,267,800
               ---------------------------------------------------------------------------------
       44,600  (a)U.S. Robotics Corp.                                                                  2,804,225
               ---------------------------------------------------------------------------------
       61,600  (a)Xilinx, Inc.                                                                    $    2,017,400
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  57,615,955
               ---------------------------------------------------------------------------------  --------------



Federated Growth Strategies Fund
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES
     OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--6.0%
               ---------------------------------------------------------------------------------
      109,900  CMS Energy Corp.                                                                        3,475,587
               ---------------------------------------------------------------------------------
       47,300  Cincinnati Bell, Inc.                                                                   2,335,437
               ---------------------------------------------------------------------------------
       58,900  FPL Group, Inc.                                                                         2,709,400
               ---------------------------------------------------------------------------------
       74,600  Pinnacle West Capital Corp.                                                             2,303,275
               ---------------------------------------------------------------------------------
       73,700  Sonat, Inc.                                                                             3,629,725
               ---------------------------------------------------------------------------------
      127,200  (a)Trescomm International, Inc.                                                         1,621,800
               ---------------------------------------------------------------------------------
       64,500  Williams Cos., Inc. (The)                                                               3,370,126
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,445,350
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $238,343,939)                                    299,519,738
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE SECURITIES--2.2%
------------------------------------------------------------------------------------------------
               FINANCE--1.2%
               ---------------------------------------------------------------------------------
       76,000  First USA, Inc., Cumulative PRIDES, $1.99                                               3,686,000
               ---------------------------------------------------------------------------------  --------------
               TRANSPORTATION--1.0%
               ---------------------------------------------------------------------------------
       55,200  Continental Airlines, Inc., Conv. Pfd., $4.25                                           3,367,200
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE SECURITIES (IDENTIFIED COST $5,745,359)                               7,053,200
               ---------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--4.1%
------------------------------------------------------------------------------------------------
$  13,325,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
               (AT AMORTIZED COST)                                                                    13,325,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $257,414,298)(C)                                $  319,897,938
               ---------------------------------------------------------------------------------  --------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $257,429,219. The net unrealized appreciation of investments on a federal tax basis amounts to $62,468,719 which is comprised of $74,641,484 appreciation and $12,172,765 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($322,407,396) at October 31, 1996.


Federated Growth Strategies Fund

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company
PRIDES--Preferred Redeemable Increased Dividend Equity Securities

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1996

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $257,414,298 and tax cost $257,429,219)   $319,897,938
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        220,491
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        2,694,930
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             2,134,898
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     324,948,257
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $1,467,000
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 756,102
----------------------------------------------------------------------------------------
Capital gain distribution payable                                                               567
----------------------------------------------------------------------------------------
Payable to bank                                                                             184,184
----------------------------------------------------------------------------------------
Accrued expenses                                                                            133,008
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  2,540,861
---------------------------------------------------------------------------------------------------  -----------
Net Assets for 12,482,085 shares outstanding                                                         $322,407,396
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $225,680,063
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            62,483,640
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          34,228,393
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       15,300
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $322,407,396
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($307,881,776 / 11,915,957 shares outstanding)                                  $25.84
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $25.84)*                                                           $27.34
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $25.84
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($10,858,238 / 423,321 shares outstanding)                                      $25.65
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $25.65
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $25.65)**                                                     $24.24
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,667,382 / 142,807 shares outstanding)                                       $25.68
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $25.68
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $25.68)**                                                     $25.42
---------------------------------------------------------------------------------------------------  -----------


 *See "How to Purchase Shares" in the Prospectus.

**See "How to Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended October 31, 1996

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $  2,621,704
----------------------------------------------------------------------------------------------------
Interest                                                                                                   883,993
----------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                         3,505,697
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 2,042,918
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    205,948
---------------------------------------------------------------------------------------
Custodian fees                                                                                54,145
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     224,816
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,523
---------------------------------------------------------------------------------------
Auditing fees                                                                                 18,061
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,347
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    104,661
---------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     45,248
---------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                      7,708
---------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     663,320
---------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      15,083
---------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                       2,569
---------------------------------------------------------------------------------------
Share registration costs                                                                      33,239
---------------------------------------------------------------------------------------
Printing and postage                                                                          73,782
---------------------------------------------------------------------------------------
Insurance premiums                                                                             5,856
---------------------------------------------------------------------------------------
Taxes                                                                                         36,656
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  8,407
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         3,551,287
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                           (397,992)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                             (1,203)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                           (399,195)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    3,152,092
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                         353,605
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        34,229,221
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    25,049,643
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments                                                     59,278,864
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 59,632,469
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1996             1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $       353,605  $     2,736,582
-------------------------------------------------------------------------------
Net realized gain (loss) on investments ($34,792,008 and $51,266,240 net gains,
respectively, as computed for federal tax purposes)                                   34,229,221       51,470,307
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                   25,049,643        8,029,038
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from operations                                   59,632,469       62,235,927
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------------
  Class A Shares                                                                        (439,174)      (3,142,465)
-------------------------------------------------------------------------------
Distributions from net realized gains on investments
-------------------------------------------------------------------------------
  Class A Shares                                                                     (50,905,303)      (9,574,950)
-------------------------------------------------------------------------------
  Class B Shares                                                                        (314,552)       --
-------------------------------------------------------------------------------
  Class C Shares                                                                         (47,135)       --
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from
     distributions to shareholders                                                   (51,706,164)     (12,717,415)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         150,175,756       85,256,559
-------------------------------------------------------------------------------
Proceeds from shares issued in connection with the acquisition                        16,771,825        --
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                  29,896,567        6,491,787
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (132,875,327)    (211,384,336)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                           63,968,821     (119,635,990)
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                        71,895,126      (70,117,478)
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                  250,512,270      320,629,748
-------------------------------------------------------------------------------  ---------------  ---------------
End of period (including undistributed net investment
income of $15,300 and $100,869, respectively)                                    $   322,407,396  $   250,512,270
-------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 YEAR ENDED OCTOBER 31,
                             1996       1995       1994       1993       1992       1991       1990       1989       1988(A)
NET ASSET VALUE,
BEGINNING OF PERIOD        $   26.22  $   21.28  $   23.92  $   21.16  $   21.58  $   16.78  $   20.99  $   17.18   $   16.93
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.04       0.24       0.21       0.20       0.33       0.57       0.75       0.59        0.09
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                 5.01       5.64      (2.18)      2.96       0.45       5.97      (2.69)      3.80        1.08
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
 Total from investment
 operations                     5.05       5.88      (1.97)      3.16       0.78       6.54      (1.94)      4.39        1.17
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.04)     (0.26)     (0.19)     (0.23)     (0.33)     (0.61)     (0.79)     (0.52)      (0.15)
-------------------------
 Distributions from net
 realized gain on
 investment transactions       (5.39)     (0.68)     (0.48)     (0.17)     (0.87)     (1.13)     (1.48)     (0.06)      (0.77)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
 Total distributions           (5.43)     (0.94)     (0.67)     (0.40)     (1.20)     (1.74)     (2.27)     (0.58)      (0.92)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF
PERIOD                     $   25.84  $   26.22  $   21.28  $   23.92  $   21.16  $   21.58  $   16.78  $   20.99   $   17.18
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)               23.16%     29.03%     (8.43%)     15.06%      3.93%     41.54%    (10.41%)     25.87%       6.95%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                       1.13%      1.10%      0.99%      0.96%      1.01%      1.01%      1.01%      1.01%       1.00%*
-------------------------
 Net investment income          0.15%      1.05%      0.89%      0.90%      1.54%      2.88%      4.00%      2.99%       1.30%*
-------------------------
 Expense waiver/
 reimbursement (c)              0.15%      0.16%        --         --         --       0.10%      0.22%      0.14%       0.60%*
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)       $307,882   $249,110   $320,630   $460,811   $391,655   $275,561   $138,407   $134,735    $104,146
-------------------------
 Average commission rate
 paid                        $0.0566         --         --         --         --         --         --         --          --
-------------------------
 Portfolio turnover               89%       125%        59%        57%        46%        54%        67%        79%         24%
-------------------------

                                YEAR ENDED
                             1988       1987
NET ASSET VALUE,
BEGINNING OF PERIOD        $   17.67  $   16.03
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.25       0.28
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                (0.23)      2.40
-------------------------  ---------  ---------
 Total from investment
 operations                     0.02       2.68
-------------------------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.20)     (0.26)
-------------------------
 Distributions from net
 realized gain on
 investment transactions       (0.56)     (0.78)
-------------------------  ---------  ---------
 Total distributions           (0.76)     (1.04)
-------------------------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                     $   16.93  $   17.67
-------------------------  ---------  ---------
TOTAL RETURN (B)                0.50%     17.55%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                       1.00%      1.00%
-------------------------
 Net investment income          1.39%      1.78%
-------------------------
 Expense waiver/
 reimbursement (c)              0.15%      0.18%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)       $102,395   $134,657
-------------------------
 Average commission rate
 paid                         --         --
-------------------------
 Portfolio turnover               88%        66%
-------------------------


 * Computed on an annualized basis.

(a) For the five months ended October 31, 1988. The Fund changed its fiscal year end from May 31 to October 31.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      YEAR ENDED
                                                                                                     OCTOBER 31,
                                                                                                  1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $   26.23   $   25.51
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net operating loss                                                                                (0.10)      (0.02)
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                             4.91        0.74
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   4.81        0.72
----------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                               (5.39)     --
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $   25.65   $   26.23
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                    22.03%       2.82%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           2.03%       2.04%*
----------------------------------------------------------------------------------------------
  Net operating loss                                                                                (0.79%)      (0.66%)*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $10,858     $$1,345
----------------------------------------------------------------------------------------------
  Average commission rate paid                                                                    $0.0566          --
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   89%        125 %
----------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      YEAR ENDED
                                                                                                     OCTOBER 31,
                                                                                                  1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $   26.22   $   25.51
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net operating loss                                                                                (0.05)      (0.02)
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                             4.90        0.73
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   4.85        0.71
----------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                               (5.39)     --
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $   25.68   $   26.22
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                    22.12%       2.78%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           1.92%       2.05%*
----------------------------------------------------------------------------------------------
  Net operating loss                                                                                (0.72%)      (0.71%)*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   0.12%     --
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $3,667         $57
----------------------------------------------------------------------------------------------
  Average commission rate paid                                                                    $0.0566          --
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   89%        125 %
----------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1996

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital. Effective August 16, 1996, Federated Growth Strategies Fund acquired all of the assets of the Capital Growth Fund pursuant to a plan of reorganization approved by Capital Growth Fund's shareholders. This was accomplished by a tax free exchange of shares of Federated Growth Strategies Fund's Class A and Class C Shares for shares of the Capital Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


Federated Growth Strategies Fund

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                        YEAR ENDED OCTOBER 31,
                                                                  1996                          1995
CLASS A SHARES                                          SHARES         AMOUNT         SHARES         AMOUNT
Shares sold                                             5,737,956  $   136,990,799    3,574,020  $    83,512,397
----------------------------------------------------
Shares issued in connection with the acquisition          616,434       14,812,920      --             --
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  1,358,129       29,564,831      328,335        6,491,787
----------------------------------------------------
Shares redeemed                                        (5,295,894)    (129,571,078)  (9,466,879)    (211,046,538)
----------------------------------------------------  -----------  ---------------  -----------  ---------------
  Net change resulting from Class A share
  transactions                                          2,416,625  $    51,797,472   (5,564,524) $  (121,042,354)
----------------------------------------------------  -----------  ---------------  -----------  ---------------



Federated Growth Strategies Fund

--------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,
                                                                  1996                    1995(A)
CLASS B SHARES                                           SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                               479,932  $  11,412,701     63,517  $  1,671,107
------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                          13,074        284,612     --           --
------------------------------------------------------
Shares redeemed                                          (120,979)    (2,885,554)   (12,223)     (322,715)
------------------------------------------------------  ---------  -------------  ---------  ------------
  Net change resulting from Class B share transactions    372,027  $   8,811,759     51,294  $  1,348,392
------------------------------------------------------  ---------  -------------  ---------  ------------

                                                                         YEAR ENDED OCTOBER 31,
                                                                   1996                       1995(A)
CLASS C SHARES                                             SHARES       AMOUNT        SHARES         AMOUNT
Shares sold                                                  71,373  $   1,772,256        2,756  $        73,055
-------------------------------------------------------
Shares issued in connection with the acquisition             81,928      1,958,905      --             --
-------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             2,164         47,124      --             --
-------------------------------------------------------
Shares redeemed                                             (14,839)      (418,695)        (575)         (15,083)
-------------------------------------------------------  ----------  -------------  -----------  ---------------
  Net change resulting from Class C share transactions      140,626  $   3,359,590        2,181  $        57,972
-------------------------------------------------------  ----------  -------------  -----------  ---------------
  Net change resulting from share transactions            2,929,278  $  63,968,821   (5,511,049) $  (119,635,990)
-------------------------------------------------------  ----------  -------------  -----------  ---------------


(a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the


Federated Growth Strategies Fund

--------------------------------------------------------------------------------
Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                                                                                 % OF AVG. DAILY
                                     SHARE CLASS NAME                                          NET ASSETS OF CLASS
Class B Shares                                                                                          0.75%
-------------------------------------------------------------------------------------------
Class C Shares                                                                                          0.75%
-------------------------------------------------------------------------------------------


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  274,050,050
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  232,596,803
--------------------------------------------------------------------------------------------------  --------------



Federated Growth Strategies Fund

--------------------------------------------------------------------------------

6. ACQUISITION OF STATE BOND COMMON STOCK FUND

On December 13, 1996, the Fund acquired all the net assets of State Bond Common Stock Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of $3,104,817 shares of the Fund (valued at $74,236,172) for the $7,784,507 shares of the Acquired Fund outstanding on December 13, 1996. The Acquired Fund's net assets of $74,236,172 at that date were combined with those of the Fund.


Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED EQUITY FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Growth Strategies Fund, (a portfolio of Federated Equity Funds) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Growth Strategies Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 16, 1996


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


  [LOGO]   Federated Investors
Since 1955
           Federated Investors Tower
           Pittsburgh, PA 15222-3779

           Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

           Cusip 314172107
           Cusip 314172206
           Cusip 314172305
           G01228-08 (12/96)

                                 APPENDIX


A. The graphic representation here displayed entitled `Initial Investment of $13,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of a $13,000 investment (1,288 Shares) in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $13,000 in the Fund on 8/23/84, would have a reinvested total worth of $72,638/2,811 Shares on 10/31/96. The `x'' axis reflects annual computation periods from 8/23/84 to 10/31/96. The right margin of the chart reflects the ending values of a hypothetical investment of $13,000 in the Fund measured in increments of $15,000 ranging from $0 to $75,000.

B. The graphic representation here displayed, entitled `Yearly Investments of $1,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of $1,000 Investments (totaling $13,000 by 10/31/96) in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Fund beginning on 8/23/84 would have a reinvested total value of $31,459/1,200 Shares on 10/31/96. The `x'' axis reflects computation periods from 8/23/84 to 10/31/96. The right margin of the chart reflects the ending values of hypothetical annual investments of $1,000 in the Fund measured in increments of $4000 ranging from $0 to $32,000.

C. The graphic representation here displayed, entitled `Growth Over Time,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund'') the darker-shaded portion represents the Principal Value of Systematic Investments (totaling $41,000 by 10/31/96). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/466 Shares investment in the Fund on 10/31/84 and additional investments of $250 every month over 12 years would have grown to a reinvested total value of $109,119/4,222 Shares on 10/31/96. The `x'' axis reflects computation periods from 10/31/84 to 10/31/96. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent monthly investments in the Fund measured in increments of $10,000 ranging from $0 to $110,000.

D. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Growth Strategies Fund (Class A Shares) (the `Fund''); the dotted line represents Standard and Poor's 500 Index (S&P 500); and the dashed line represents the Lipper Growth Fund Index (LGFI). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund, S&P 500, and LGFI on 10/31/86 would have had reinvested total values of $34,373, $33,876, and $39,158, respectively, on 10/31/96. The `x'' axis reflects computation periods from 10/31/86 to 10/31/96. The `y'' axis reflects beginning investment values measured in $8,000 increments ranging from $8,000 to $40,000.

E. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Small Cap Strategies Fund (Class A Shares) (the `Fund''); the dotted line represents Russell 2000 Index (RUS2). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund and RUS2 on 11/1/95 would have had reinvested total values of $13,894, and $11,660, respectively, on 10/31/96. The `x'' axis reflects computation periods from 11/1/95 to 10/31/96. The `y'' axis reflects beginning investment values measured in $1,000 increments ranging from $9,000 to $14,000.

F. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Small Cap Strategies Fund (Class B Shares) (the `Fund''); the dotted line represents Russell 2000 Index (RUS2). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund and RUS2 on 11/1/95 would have had reinvested total values of $14,070, and $11,660, respectively, on 10/31/96. The `x'' axis reflects computation periods from 11/1/95 to 10/31/96. The `y'' axis reflects beginning investment values measured in $1,000 increments ranging from $9,000 to $15,000.

G. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Small Cap Strategies Fund (Class C Shares) (the `Fund''); the dotted line represents Russell 2000 Index (RUS2). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund and RUS2 on 11/1/95 would have had reinvested total values of $14,500, and $11,660, respectively, on 10/31/96. The `x'' axis reflects computation periods from 11/1/95 to 10/31/96. The `y'' axis reflects beginning investment values measured in $1,000 increments ranging from $9,000 to $15,000.

H. The graphic representation here displayed entitled `Initial Investment of $20,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund formerly, Federated Exchange Fund, Ltd., (the `Fund''). The darker-shaded portion reflects the
Principal Value of a $20,000 investment (945 Shares) in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $20,000 in the Fund on 1/1/77, would have a reinvested total worth of $253,865/2,617 Shares on 10/31/96. The `x'' axis reflects annual computation periods from 1/1/77 to 10/31/96. The right margin of the chart reflects the ending values of a hypothetical investment of $20,000 in the Fund measured in increments of $20,000 ranging from $0 to $260,000.



I. The graphic representation here displayed, entitled `Yearly Investments of $1,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund formerly, Federated Exchange Fund, Ltd., (the `Fund''). The darker-shaded portion reflects the
Principal Value of $1,000 Investments (totaling $20,000 by 10/31/96) in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Fund beginning on 1/1/77 would have a reinvested total value of $99,556/1,026 Shares on 10/31/96. The `x'' axis reflects computation periods from 1/1/77 to 10/31/96. The right margin of the chart reflects the ending values of hypothetical annual investments of $1,000 in the Fund measured in increments of $10,000 ranging from $0 to $100,000.

J. The graphic representation here displayed, entitled `Growth Over Time,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund formerly, Federated Exchange Fund, Ltd., (the `Fund'') the darker-shaded portion represents the Principal Value of Systematic Investments (totaling $35,000 by 10/31/96). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/95 Shares investment in the Fund on 10/31/86 and additional investments of $250 every month over 10 years would have grown to a reinvested total value of $72,311/745 Shares on 10/31/96. The `x'' axis reflects computation periods from 10/31/86 to 10/31/96. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent monthly investments in the Fund measured in increments of $15,000 ranging from $0 to $75,000.

K. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Capital Appreciation Fund (Class A Shares) (the `Fund''); the dotted line represents Standard and Poor's 500 Index (S&P 500); and the dashed line represents the Lipper Growth Funds Average (LGIFA). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund, S&P 500, and LGIFA on 10/31/86 would have had reinvested total values of $31,605, $39,158, and $32,002, respectively, on 10/31/96. The `x'' axis reflects computation periods from 10/31/86 to 10/31/96. The `y'' axis reflects beginning investment values measured in $10,000 increments ranging from $10,000 to $40,000.

L. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Capital Appreciation Fund (Class B Shares) (the `Fund''); the dotted line represents Standard and Poor's 500 Index (S&P 500); and the dashed line represents the Lipper Growth and Income Funds Average (LGIFA). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund, S&P 500, and LGIFA on 1/4/96 would have had reinvested total values of $10,639, $11,627, and $11,454, respectively, on 10/31/96. The `x'' axis reflects computation periods from 1/4/96 to 10/31/96. The `y'' axis reflects beginning investment values measured in $1,000 increments ranging from $9,000 to $12,000.



M. The graphic representation here displayed, entitled `Growth of $10,000 as of October 31, 1996,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Federated Capital Appreciation Fund (Class C Shares) (the `Fund''); the dotted line represents Standard and Poor's 500 Index (S&P 500); and the dashed line represents the Lipper Growth and Income Funds Average (LGIFA). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund, S&P 500, and LGIFA on 1/4/96 would have had reinvested total values of $11,105, $11,627, and $11,454, respectively, on 10/31/96. The `x'' axis reflects computation periods from 1/4/96 to 10/31/96. The `y'' axis reflects beginning investment values measured in $1,000 increments ranging from $9,000 to $12,000.